ANNUAL REPORT AS OF
JANUARY 31, 2000

SEI DAILY
INCOME TRUST

-------------------------------------
Money Market Fund
-------------------------------------
Government Fund
-------------------------------------
Government II Fund
-------------------------------------
Prime Obligation Fund
-------------------------------------
Treasury Fund
-------------------------------------
Treasury II Fund
-------------------------------------
Short-Duration Government Fund
-------------------------------------
Intermediate-Duration Government Fund
-------------------------------------
GNMA Fund
-------------------------------------
Corporate Daily Income Fund
-------------------------------------

[SEI INVESTMENTS LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS...............................................     1
MONEY MARKET AND FIXED INCOME REVIEW.................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE
      SHORT-DURATION GOVERNMENT......................................     4
      INTERMEDIATE-DURATION GOVERNMENT...............................     5
      GNMA...........................................................     6
      CORPORATE DAILY INCOME.........................................     8
STATEMENT OF NET ASSETS..............................................     9
STATEMENT OF OPERATIONS..............................................    26
STATEMENT OF CHANGES IN NET ASSETS...................................    28
FINANCIAL HIGHLIGHTS.................................................    32
NOTES TO FINANCIAL STATEMENTS........................................    35
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................    40
NOTICE TO SHAREHOLDERS...............................................    41

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


TO OUR SHAREHOLDERS:

The fiscal year ended January 2000 was one of healthy growth, low inflation, and a tightening fiscal policy. For most of 1999, the Federal Reserve remained hawkish and increased the target fed funds rate from 4.75% to 5.50%. The Federal Open Market Committee (FOMC) moves were based on the belief that excess demand relative to supply leads to inflation. With the underlying principle of the FOMC being long-run monetarism, more increases are anticipated.

Balancing liquidity with maturity management in a changing interest rate environment, coupled with technical factors introduced by concerns over Y2K, made 1999 a stimulating year for managing liquidity funds. With three moves by the Federal Reserve, Wellington Management Company, LLP, the advisor of the SEI Daily Income Trust, adjusted the average maturities accordingly to boost yield and enhance return in the money market funds. For money market investors, yields for the funds increased over the previous fiscal year. The SEI Daily Income Trust ended the year ahead in assets and the number of shareholders increased by 29%. The asset and client growth is attributable to the funds meeting their objectives of providing safety, liquidity, and yield to shareholders.

In the upcoming year, Wellington Management Company, LLP, will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.

Sincerely,

/s/signature omitted

Edward D. Loughlin
President

MONEY MARKET AND FIXED INCOME REVIEW
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

     SEI DAILY INCOME TRUST MONEY MARKET FUNDS

         MONEY MARKET                                PRIME OBLIGATION
         GOVERNMENT                                  TREASURY
         GOVERNMENT II                               TREASURY II

     SEI DAILY INCOME TRUST FIXED INCOME FUNDS

         SHORT-DURATION GOVERNMENT                   GNMA
         INTERMEDIATE-DURATION GOVERNMENT            CORPORATE DAILY INCOME

WELLINGTON MANAGEMENT COMPANY IS THE INVESTMENT ADVISER OF THE SEI DAILY INCOME TRUST MONEY MARKET AND FIXED INCOME FUNDS.

Fiscal 1999 was a very good year for the trust as a whole. The SEI Daily Income Trust ended the year ahead in assets and the number of shareholders also increased by 29%. The asset and client growth is attributable to the Funds meeting their objectives of providing safety, liquidity, and yield to its shareholders.

The Fed Funds Target interest rate closed the year at 5.50%, which is 75 basis points higher than where it started in 1999. The tightening moves came in 25 basis point increases at the June, August, and November meetings. The FOMC voted to tighten short-term interest rates due to a sizzling domestic economy and a recovering global picture. This was due to the threat of inflation caused by strong demand and historically tight labor markets. The FOMC moves were based on merely the threat of inflation due to the principle belief that excess aggregate demand relative to supply leads to inflation. With the underlying principle of the current FOMC members being long-run monetarism, more increases are anticipated.

Balancing liquidity with maturity management in a changing interest rate environment, coupled with technical factors introduced by concerns over the possible negative impact of Y2K made 1999 a challenging year for managing liquidity funds. Wellington Management Company LLP ("WMC") anticipated the three Fed increases, and adjusted average weighted maturities accordingly in an effort to boost yield and enhance return in the Funds. Value continued to be identified in the asset-backed commercial paper sector and positions were increased in those accounts that permitted such investments. Given the potential negative implications that Y2K could have presented, commercial paper issuers increased issuance early in the second half of 1999. This additional supply caused commercial paper spreads to widen more so than at previous year-end periods. Identifying this spread-widening anomaly, WMC increased its exposure to commercial paper in the Prime Fund, and this

--------------------------------------------------------------------------------


positively contributed to performance. Relative value was recognized in the insurance sector through the purchase of funding agreements. These short-term instruments, used by issuers to raise cash, generally offer a yield premium due to the issuers' direct access to institutional investors and flexibility in issuing. Agency discount notes were utilized in place of commercial paper when spread relationships were viewed as narrow, and this allowed for increased liquidity when relative value opportunities were offered by changing fundamental and technical factors. In addition, discount notes were used as a tool to manage maturities within the Funds.

The challenges ahead will lie in the path of the longest economic expansion in the history of the United States. Will the wealth affect, brought on by the stock market, continue to generate excess demand, or will demand subside as the Fed increases short-term interest rates? As this drama unfolds Money Market and Short Bond Funds continue to be attractive alternatives for institutional clients' liquidity needs.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

SHORT-DURATION
GOVERNMENT FUND

WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in those securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is up to three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. In order to minimize risk, the Fund is generally not invested in a bulleted structure, meaning individual securities are not clustered around a specific maturity. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

      ANALYSIS. For the fiscal year ended January 31, 2000, the Short Duration Government Fund posted a 2.22% return compared to a 2.62%

---------------------------------------------------------
                   SHORT-DURATION GOVERNMENT
---------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN(1)
---------------------------------------------------------
              Short-Duration Government, Class A
---------------------------------------------------------
   One    Annualized   Annualized  Annualized  Annualized
   Year     3 Year       5 Year      10 Year    Inception
  Return    Return       Return      Return      to Date
---------------------------------------------------------
   2.22%     5.29%        6.13%       6.24%       6.36%
---------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS A, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

[SHORT DURATION GOV'T LINE GRAPH OMITTED]

Class A plot points follows:

     SDIT Short Dur. Gov't Bond, Class A   Merrill 1-3 Year U.S. Treasury Index

1/31/90           10,000                               10,000
1/31/91           10,998                               11,065
1/31/92           12,098                               12,225
1/31/93           12,901                               13,150
1/31/94           13,475                               13,809
1/31/95           13,601                               13,991
1/31/96           14,997                               15,445
1/31/97           15,690                               16,152
1/31/98           16,825                               17,313
1/31/99           17,916                               18,420
1/31/00           18,314                               18,902


--------------------------------------------------------
                 Short-Duration Government, Class B
--------------------------------------------------------
      One       Annualized     Annualized    Annualized
      Year        3 Year         5 Year       Inception
     Return       Return         Return        to Date
---------------------------------------------------------
      1.90%        4.98%          5.83%         5.65%
---------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS B, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

[SHORT DURATION GOV'T LINE GRAPH OMITTED]

Class B plot points follows:

     SDIT Short Dur. Gov't Bond, Class B   Merrill 1-3 Year U.S. Treasury Index

11/30/90               10,000                               10,000
1/31/91                10,193                               10,214
1/31/92                11,180                               11,285
1/31/93                11,887                               12,139
1/31/94                12,356                               12,747
1/31/95                12,442                               12,915
1/31/96                13,679                               14,257
1/31/97                14,281                               14,910
1/31/98                15,255                               15,982
1/31/99                16,213                               17,003
1/31/00                16,521                               17,449


1 FOR THE PERIOD ENDED JANUARY 31, 2000. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87 AND CLASS B SHARES WERE OFFERED BEGINNING 11/5/90.

--------------------------------------------------------------------------------



SHORT-DURATION GOVERNMENT (CONCLUDED)

return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

      During a year of rising yields, the Fund performed admirably due to its duration posture and sector selection. The Federal Reserve raised rates three times over the course of the year to prevent possible inflation. Their actions and biases contributed to an overall market that posted negative returns through December. The Fund began the year with neutral duration, lengthened towards the end of the first quarter as yields moved up, then followed yields as they moved down in April. As rate hike fears persisted throughout the remainder of the year, management kept the Fund's duration from short to neutral. This position was a positive as three rate hikes came between June and November. The Fund's allocation to mortgages was a positive addition during the second half of the year as spreads tightened towards year-end. As a result of their relative value to Treasuries, management plans to maintain its overweight to mortgages.

      The outlook going forward is for continued strong growth from the American economy. The inverted yield curve points to market sentiment that the Federal Reserve will be able to not only contain, but to prevent inflation. Expectations of a vigilant Fed though have created rate hike expectations in the near term. With continued volatility, the Fund looks to remain neutral to short duration. Even after recent narrowing in spreads, mortgages still remain attractive.

INTERMEDIATE-DURATION GOVERNMENT FUND

WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in those securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

      ANALYSIS. For the fiscal year ended

January 31, 2000, the Intermediate Duration Government Fund posted a return of -0.77%, outperforming its index, the Merrill Lynch 3-5 Year Intermediate Treasury Index, which posted a -1.07% return.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

INTERMEDIATE-DURATION GOVERNMENT (CONCLUDED)

      The Fund's duration posture, sector selection, and yield curve positioning contributed to the outperformance of the Fund. Duration was a positive characteristic for the Fund as rate hike expectations lead to increased volatility in the fixed income market. The Fund maintained a shorter duration posture throughout most of the year to the index. As the U.S. economy boomed, inevitable inflation fears drove volatility in the market. The market's reliance on the Federal Reserve to prevent inflation perpetuated rate hike fears. Shorter duration posture benefited the Fund as three rate hikes took place after June. In a relative value strategy, the purchase of mortgage-backed securities throughout the year enhanced performance as spreads tightened towards year-end. The mortgage market benefited from limited new supply and decreased refinancing during the fourth quarter. Management's barbelled yield curve strategy helped the Fund's performance as the yield curve flattened. After a steepening in the yield curve during the first quarter, the market's expectation of a vigilant Fed decreased inflation fears. Yields at the long end of the curve gradually moved down throughout the year, ultimately leading to an inverted yield curve in late January.

      Going forward, allocations to mortgage-backed and agency sectors will continue to be emphasized. Despite recent spread tightening, value in non-Treasury sectors remains attractive. The Fund will maintain investment in these sectors in the upcoming period. As rate hike fears continue into early 2000, the Fund will maintain a short to neutral duration posture.

--------------------------------------------------------------------------------
                       INTERMEDIATE-DURATION GOVERNMENT
--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
    One     Annualized  Annualized  Annualized  Annualized
    Year      3 Year      5 Year      10 Year    Inception
   Return     Return      Return      Return      to Date
--------------------------------------------------------------------------------
   -0.77%      5.19%       6.52%       6.83%       6.75%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST INTERMEDIATE-DURATION GOVERNMENT FUND, VERSUS THE
MERRILL LYNCH 3-5 YEAR U.S. TREASURY INDEX

[INTERMEDIATE DURATION LINE GRAPH OMITTED]

plot points follows:

     SEI SDIT Intmdt. Duration Gov't.    Merrill 3-5 Year U.S. Treasury Index

1/31/90                 10,000                               10,000
1/31/91                 11,106                               11,186
1/31/92                 12,377                               12,599
1/31/93                 13,551                               14,005
1/31/94                 14,424                               15,089
1/31/95                 14,109                               14,779
1/31/96                 16,169                               17,020
1/31/97                 16,624                               17,520
1/31/98                 18,145                               19,148
1/31/99                 19,498                               20,686
1/31/00                 19,348                               20,464


1 FOR THE PERIOD ENDED JANUARY 31, 2000. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87.

GNMA FUND

WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

     OBJECTIVES. The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

     STRATEGY. The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates

--------------------------------------------------------------------------------


GNMA FUND (CONCLUDED)

affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

      ANALYSIS. For the fiscal year ending January 31, 2000, the GNMA Fund posted a return of -1.18%, underperforming, the Lehman GNMA Index, which posted a 0.29% return and the Salomon 30-year GNMA Index return of 0.51%.

      The Fund's duration posture, security selection (discount vs. premium), and yield curve positioning contributed significantly to its underperformance. Throughout most of the year, the fund maintained a portfolio duration that was greater than its benchmark index. During the first quarter, in addition to its longer than benchmark duration, the Fund chose to purchase discount rather than current or premium coupon mortgages. As rates began to rise, higher coupon securities outperform the lower coupons due to expectations for lower prepayments. Lower prepayments will increase the return on current and premium coupon mortgages. The second quarter continued the volatility of the first, albeit with some unexpected consequences. The Fund attempted to lower its portfolio duration but was hampered in its efforts by falling prepayment rates, which extended portfolio duration. Duration extended even though there was a concerted effort to shorten portfolio duration. The continued use of discount coupon mortgages detracted from overall portfolio performance. The Fund began to move into premium coupon mortgages as the quarter progressed. The Fund performed well during the 3rd Quarter. A narrowing of spreads in the GNMA sector benefited the portfolio. Also, the Fund embraced a more conservative portfolio strategy and purchased mortgage securities with shorter durations than in the previous quarter. Slowing prepayments continued to place The Fund in the unwanted

-----------------------------------------------------------
                           GNMA
-----------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
-----------------------------------------------------------
     One     Annualized  Annualized  Annualized Annualized
     Year      3 Year      5 Year      10 Year   Inception
    Return     Return      Return      Return     to Date
-----------------------------------------------------------
    -1.18%      4.94%       6.84%       7.32%      7.27%
-----------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST GNMA FUND, VERSUS THE SALOMON 30-YEAR GNMA INDEX

[GNMA LINE GRAPH OMITTED]

plot points follows:

                   GNMA Bond                 Salomon

1/31/90             10,000                   10,000
1/31/91             11,274                   11,351
1/31/92             12,682                   12,833
1/31/93             14,063                   14,159
1/31/94             14,920                   15,017
1/31/95             14,553                   15,014
1/31/96             16,744                   17,326
1/31/97             17,531                   18,328
1/31/98             19,200                   20,032
1/31/99             20,498                   21,370
1/31/00             20,256                   21,479




1 FOR THE PERIOD ENDED JANUARY 31, 2000. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 3/20/87.

position of having a portfolio duration longer than its benchmark index. However, this was mitigated somewhat by its barbell yield curve strategy which added to Fund performance.

     Due to relative value expectations, the Fund plans to remain fully invested in GNMA securities rather than increasing treasury exposure.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

CORPORATE DAILY INCOME FUND

WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Corporate Daily Income Fund (the 'Fund") seeks to provide higher current income than that typically offered by a money market Fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Fund will range between six and eighteen months.

      STRATEGY. The Corporate Daily Income Fund seeks to provide a return in excess of the Merrill Lynch One-Year Treasury Bill Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

      ANALYSIS. For the year ended January 31, 2000, the Corporate Daily Income Fund outperformed its benchmark, the Merrill Lynch 1-Year Treasury Index, by 20 basis points returning 4.13% gross of fees. In the wake of a rising interest rate environment, the Fund's shorter relative duration posture boosted return. In addition, an overweight to spread product such as corporate, mortgage-backed, and asset-backed securities positively contributed to return. The Fund has out-performed its benchmark on both a one-year basis and on a rolling 3- and 5-year basis for the period ended 1/31/00.

----------------------------------------------------------------
                        CORPORATE DAILY INCOME
----------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN(1)
----------------------------------------------------------------
      One       Annualized     Annualized    Annualized
      Year        3 Year         5 Year       Inception
     Return       Return         Return        to Date
----------------------------------------------------------------
      3.77%        5.22%          5.89%         5.23%
----------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST CORPORATE DAILY INCOME FUND, VERSUS THE MERRILL LYNCH 1-YEAR TREASURY INDEX

[CORPORATE DAILY INCOME LINE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

SEI SDIT CORPORATE DAILY INCOME FUND   MERRILL LYNCH 1-YEAR U.S. TREASURY INDEX

9/30/93              10,000                              10,000
1/31/94              10,114                              10,113
1/31/95              10,376                              10,426
1/31/96              11,274                              11,211
1/31/97              11,861                              11,811
1/31/98              12,607                              12,532
1/31/99              13,314                              13,232
1/31/00              13,816                              13,752


1 FOR THE PERIOD ENDED JANUARY 31, 2000. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 9/28/93.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 37.1%
   AUTO LEASE -- 2.0%
   Aesop Funding Corporation
     6.080%, 03/06/00                  $10,000     $ 9,943
                                                   -------
   BANK -- 3.9%
   Bank of Austria
     5.640%, 02/04/00                   20,000      19,991
                                                   -------
   DRUGS -- 3.4%
   SmithKline Beecham
     5.880%, 02/01/00                   17,000      17,000
                                                   -------
   FINANCIAL SERVICES -- 6.9%
   AIG Funding
     5.500%, 02/03/00                   10,000       9,997
   Morgan Stanley Dean Witter
     5.710%, 03/21/00                   15,000      14,883
   Sears Roebuck Acceptance
     6.150%, 03/01/00                   10,000       9,950
                                                   -------
                                                    34,830
                                                   -------
   OIL EXPLORATION & PRODUCTION -- 1.2%
   Petrofina Delaware
     5.570%, 02/03/00                    6,000       5,998
                                                   -------
   POWER SUPPLY EQUIPMENT -- 1.1%
   Hubbell Incorporated
     5.880%, 02/01/00                    5,221       5,221
                                                   -------
   SPECIAL PURPOSE ENTITY -- 18.6%
   Apreco Incorporated
     5.900%, 02/01/00                   10,000      10,000
     5.910%, 02/03/00                   10,000       9,997
   Centric Capital Corporation
     5.900%, 02/28/00                   10,000       9,956
   Clipper Receivables Corporation
     5.700%, 02/03/00                   14,440      14,435
   Delaware Funding Corporation
     5.930%, 02/08/00                   10,000       9,988
   Edison Asset Securitization LLC
     5.900%, 02/25/00                   10,000       9,961
   Greyhawk Funding LLC
     6.100%, 02/11/00                   10,000       9,983
   Kitty Hawk Funding Corporation
     5.700%, 02/18/00                   10,000       9,973
   Mont Blanc Capital Corporation
     6.070%, 02/04/00                    6,610       6,607
   Variable Funding Capital
     5.650%, 02/04/00                    3,000       2,999
                                                   -------
                                                    93,899
                                                   -------
Total Commercial Paper
   (Cost $186,882)                                 186,882
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 14.8%
   Bank of Scotland
     5.725%, 07/03/00                  $10,000     $ 9,999
   First National Bank Chicago
     5.125%, 03/21/00                   22,500      22,499
   Key Bank
     5.125%, 03/24/00                   10,000       9,999
   Societe Generale New York
     4.980%, 02/01/00                   12,000      12,000
   Westpac Banking
     5.030%, 02/07/00                   20,000      20,000
                                                   -------
Total Certificates of Deposit/Bank Notes
   (Cost $74,497)                                   74,497
                                                   -------

INSURANCE FUNDING AGREEMENTS -- 9.3%
   AllState Corporation (A)
     6.211%, 03/15/00                   15,000      15,000
   Metropolitan Life Insurance
     Company
     6.285%, 02/01/00                   10,000      10,000
   Peoples Security Life Insurance
     Company (A)
     6.310%, 02/01/00                    7,000       7,000
     6.080%, 04/01/00                   15,000      15,000
                                                   -------
Total Insurance Funding Agreements
   (Cost $47,000)                                   47,000
                                                   -------

CORPORATE BONDS -- 21.8%
   COMMERCIAL BANK -- 2.0%
   National City Bank (A)
     6.170%, 03/20/00                   10,000      10,007
                                                   -------
   FINANCIAL SERVICES -- 11.9%
   American Express Centurion (A)
     5.700%, 02/01/00                   20,000      20,000
   General Electric Capital MTN (A)
     6.111%, 02/03/00                   30,000      30,000
     5.980%, 04/13/00                   10,000      10,000
                                                   -------
                                                    60,000
                                                   -------
   INSURANCE -- 3.9%
   Unum Corporation MTN (A)
     6.120%, 03/20/00                   20,000      19,994
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

MONEY MARKET FUND (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 4.0%
   AT&T Corporation (A)
     5.990%, 04/13/00                  $20,000    $ 19,996
                                                  --------
Total Corporate Bonds
   (Cost $109,997)                                 109,997
                                                  --------
TIME DEPOSITS -- 7.1%
   Branch Banking and Trust
     5.938%, 02/01/00                   18,000      18,000
   Marshall and Ilsley Bank
     5.938%, 02/01/00                   18,000      18,000
                                                  --------
Total Time Deposits
   (Cost $36,000)                                   36,000
                                                  --------

REPURCHASE AGREEMENTS -- 11.7%
   ABN-Amro (B)
     5.800%,  dated 01/31/00,
     matures  02/01/00,  repurchase
     price  $30,004,833 (collateralized
     by various  U.S.  Government
     Obligations,  ranging in par
     value  $571,404 - $1,500,000,
     6.000% - 7.500%,  01/01/20 -
     01/01/30;  with market value
     $30,600,000)                       30,000      30,000
   Lehman Brothers, Incorporated (B)
     5.800%,  dated 01/31/00,  matures
     02/01/00,  repurchase price
     $29,004,672 (collateralized
     by various  U.S.Government
     Obligations,  ranging in par
     value $15,000 - $10,530,000,
     4.722% - 8.000%, 02/23/00 -
     04/28/28; with market
     value $29,576,317)                  29,000      29,000
                                                   --------
Total Repurchase Agreements
   (Cost $59,000)                                    59,000
                                                   --------
TOTAL INVESTMENTS -- 101.8%
   (Cost $513,376)                                  513,376
                                                   --------
OTHER ASSETS AND LIABILITIES, NET -- (1.8)%
                                                     (9,207)
                                                   --------

--------------------------------------------------------------------------------
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 264,457,839 outstanding
   shares of beneficial interest                  $264,449
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 33,839,621 outstanding
   shares of beneficial interest                    33,840
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 179,584,712 outstanding
   shares of beneficial interest                   179,585
Fund Shares of Sweep Class (unlimited
   authorization -- no par value)
   based on 26,342,596 outstanding
   shares of beneficial interest                    26,343
Distribution in excess of net
   investment income                                   (12)
Accumulated net realized loss
   on investments                                      (36)

                                                  --------
TOTAL NET ASSETS -- 100.0%                        $504,169
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                  ========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY  REPURCHASE  AGREEMENT
LLC LIMITED LIABILITY COMPANY
MTN MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------





GOVERNMENT FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.2%
   FFCB (A)
     5.601%, 02/10/00                  $ 3,385     $ 3,385
   FHLB
     4.895%, 02/04/00                    8,351       8,351
     4.900%, 02/11/00                    2,257       2,257
     5.035%, 02/25/00                    4,514       4,514
     5.550%, 08/17/00                    2,000       1,993
     5.010%, 11/16/00                    3,000       2,969
     4.875%, 01/26/01                    5,000       4,932
   FHLB (A)
     5.581%, 02/15/00                   14,000      13,988
     5.671%, 02/28/00                   10,000       9,997
     5.841%, 04/04/00                    9,000       8,996
   FHLMC
     5.510%, 02/04/00                    4,900       4,898
     5.520%, 02/07/00                    6,154       6,148
     5.550%, 02/09/00                   10,000       9,988
     5.120%, 05/12/00                    5,000       4,986
     5.250%, 07/05/00                   20,000      19,548
     6.320%, 02/02/01                    5,000       4,993
   FHLMC (A)
     5.890%, 03/20/00                    5,000       4,994
   FNMA
     5.591%, 02/08/00                   10,000       9,992
     4.990%, 02/22/00                    2,257       2,257
     4.970%, 04/12/00                    6,771       6,770
     5.660%, 09/07/00                    5,000       4,994
     5.760%, 10/02/00                    3,000       2,997
   FNMA (A)
     5.979%, 02/04/00                   15,000      14,995
     5.930%, 02/13/00                   20,000      19,987
     5.870%, 02/13/00                   15,000      14,987
     5.650%, 02/22/00                   20,000      19,987
     5.839%, 04/14/00                   20,000      19,994
   SLMA
     5.900%, 12/01/00                    4,000       3,996
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $237,893)                                 237,893
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 34.1%
   ABN-Amro (B)
     5.800%,  dated 01/31/00,
     matures  02/01/00,  repurchase
     price  $75,012,083 (collateralized
     by various  U.S.  Government
     Obligations,  ranging in par
     value $3,414,198 - $20,200,000,
     6.000% - 8.000%, 06/01/14 -
     01/01/30; with market value
     $76,500,000)                      $75,000    $ 75,000
   Lehman Brothers, Incorporated (B)
     5.800%,  dated 01/31/00, matures
     02/01/00,  repurchase price
     $45,607,347 (collateralized by
     various  U.S. Government
     Obligations,  ranging in par
     value $1,524,081 - $3,546,634,
     5.000% - 12.000%, 11/01/02 -
     11/01/29; with market value
     $46,509,229)                       45,600      45,600
                                                  --------
Total Repurchase Agreements
   (Cost $120,600)                                 120,600
                                                  --------
TOTAL INVESTMENTS -- 101.3%
   (Cost $358,493)                                 358,493
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (1.3%)
                                                    (4,521)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 206,491,536 outstanding
   shares of beneficial interest                   206,492
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 64,616,866 outstanding
   shares of beneficial interest                    64,617
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 60,336,246 outstanding

   shares of beneficial interest                    60,336

Fund Shares of Sweep Class (unlimited
   authorization -- no par value)
   based on 22,546,939 outstanding

   shares of beneficial interest                    22,547
Undistributed net investment income                      5
Accumulated net realized loss
   on investments                                      (25)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $353,972
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
SEI DAILY INCOME TRUST -- JANUARY 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT FUND (concluded)
--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $1.00
                                                   =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                      $1.00
                                                   =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                      $1.00
                                                   =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                  $1.00
                                                   =====
 (A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
 (B)   TRI-PARTY REPURCHASE  AGREEMENT
 FFCB  FEDERAL FARM CREDIT BANK
 FHLB  FEDERAL HOME LOAN BANK
 FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA  FEDERAL NATIONAL  MORTGAGE  ASSOCIATION
 SLMA  STUDENT LOAN MARKETING ASSOCIATION

GOVERNMENT II FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 101.0%
   FFCB
     5.720%, 02/01/00                  $40,000    $ 40,000
     5.560%, 02/15/00                   11,686      11,661
     5.670%, 03/08/00                   20,000      19,887
     6.350%, 02/01/01                   10,000       9,990
   FFCB (A)
     5.658%, 02/01/00                   75,000      74,983
   FHLB
     5.510%, 02/02/00                   25,000      24,996
     5.500%, 02/04/00                   25,000      24,988
     5.450%, 02/04/00                   19,502      19,493
     4.895%, 02/04/00                   33,000      33,000
     4.790%, 02/04/00                   21,000      21,000
     5.475%, 02/09/00                   30,000      29,963
     5.480%, 02/09/00                   35,000      34,957
     5.730%, 02/11/00                   25,170      25,130
     5.750%, 02/11/00                    5,000       4,992
     4.900%, 02/11/00                   15,000      15,000
     4.950%, 02/22/00                   12,000      12,000
     5.700%, 02/23/00                   10,135      10,100
     5.730%, 02/23/00                    5,920       5,899
     5.820%, 02/23/00                   24,078      23,992
     5.035%, 02/25/00                   10,000      10,000
     5.520%, 03/01/00                   25,000      24,889
     5.650%, 03/03/00                   37,270      37,089
     5.730%, 03/03/00                    5,490       5,463
     5.490%, 03/08/00                    3,135       3,118
     5.620%, 03/08/00                   15,000      14,916
     5.490%, 03/15/00                    4,050       4,023
     5.600%, 03/22/00                    4,000       3,969
     5.600%, 03/24/00                   20,000      19,838
     5.660%, 03/24/00                   21,800      21,622
     5.690%, 03/29/00                   20,000      19,820
     5.580%, 04/07/00                   35,000      34,642
     5.720%, 04/14/00                    8,700       8,599
     5.000%, 04/14/00                   25,000      24,999
     5.000%, 04/14/00                   15,000      14,999
     5.720%, 04/24/00                   30,499      30,097
     5.470%, 08/11/00                   10,000       9,708
     5.570%, 08/14/00                   11,780      11,776
     5.875%, 09/07/00                   20,000      19,996
   FHLB (A)
     5.839%, 02/12/00                   20,000      19,995
     5.669%, 02/21/00                   75,000      74,986
     5.841%, 04/04/00                   26,000      25,988
     5.550%, 04/05/00                   22,000      21,998
   SLMA
     5.900%, 12/01/00                   25,000      24,973
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $929,534)                                 929,534
                                                  --------
TOTAL INVESTMENTS -- 101.0%
   (Cost $929,534)                                 929,534
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (1.0%)       $ (9,104)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 793,752,927 outstanding
   shares of beneficial interest                   793,760
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 82,760,666 outstanding
   shares of beneficial interest                    82,760
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 44,011,613 outstanding
   shares of beneficial interest                    44,012
Undistributed net investment income                     33
Accumulated net realized loss
   on investments                                     (135)
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $920,430
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
FFCB  FEDERAL FARM CREDIT BANK
FHLB  FEDERAL HOME LOAN BANK
SLMA  STUDENT LOAN MARKETING ASSOCIATION


PRIME OBLIGATION FUND

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
   FHLB
     5.470%, 08/11/00                 $ 10,000    $  9,708
     4.875%, 01/26/01                   25,000      24,657
   FHLMC
     5.250%, 07/05/00                   41,550      40,611
   FHLMC (A)
     5.598%, 02/20/00                  100,000      99,890
   FNMA
     5.460%, 06/21/00                   50,000      49,983
     5.660%, 09/07/00                   50,000      49,937
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $274,786)                                 274,786
                                                  --------
COMMERCIAL PAPER -- 57.4%
   AUTO LEASE -- 2.6%
   Aesop Funding Corporation
     5.970%, 02/25/00                   49,500      49,303
     5.980%, 02/28/00                   40,000      39,821
     6.000%, 02/28/00                   42,000      41,811
     6.080%, 03/06/00                   35,000      34,799
                                                  --------
                                                   165,734
                                                  --------
   BANKS -- 5.1%
   Bank of America
     5.840%, 04/24/00                   50,000      49,327
     5.850%, 04/25/00                   50,000      49,317
     5.890%, 05/02/00                   70,000      68,958
   Wells Fargo
     5.940%, 02/11/00                   30,000      29,950
     5.810%, 02/24/00                   40,000      39,852
     5.705%, 02/28/00                   50,000      49,786
     5.870%, 03/15/00                   40,000      39,720
                                                  --------
                                                   326,910
                                                  --------
   FINANCIAL SERVICES -- 3.8%

   Associates Corporation of
     North America
     6.020%, 02/07/00                   40,000      39,960
   General Electric Capital Services
     5.740%, 02/24/00                   20,000      19,927
     5.830%, 03/21/00                   25,000      24,802
     6.050%, 03/30/00                   40,000      39,610
   Metlife Funding
     5.900%, 02/04/00                   15,935      15,927
   Prudential Funding Corporation
     5.720%, 03/23/00                  100,000      99,190
                                                  --------
                                                   239,416
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 0.3%
   Dean Foods Company
     5.930%, 02/14/00                    8,000       7,983
     5.850%, 04/19/00                   11,876      11,725
                                                  --------
                                                    19,708
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

PRIME OBLIGATION FUND (continued)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER -- 13.5%
   Bear Stearns & Company
     5.970%, 02/17/00                 $100,000    $ 99,735
     5.750%, 03/06/00                   34,000      33,815
     5.850%, 04/18/00                   70,000      69,124
   Goldman Sachs Group LP
     5.650%, 02/02/00                  125,000     124,980
     5.750%, 03/21/00                   50,000      49,609
     5.850%, 04/25/00                   30,000      29,590
   Merrill Lynch & Company
     6.020%, 02/10/00                   50,000      49,925
   JP Morgan & Company
     5.820%, 02/22/00                   25,000      24,915
     5.920%, 03/10/00                   25,000      24,844
     5.750%, 03/15/00                   50,000      49,657
     5.870%, 04/17/00                   25,000      24,690
   Morgan Stanley Dean Witter
     5.750%, 03/20/00                  128,000     127,019
     5.710%, 03/21/00                   75,000      74,417
   Salomon Smith Barney
     6.000%, 02/14/00                   75,000      74,837
                                                  --------
                                                   857,157
                                                  --------
PRINTING & PUBLISHING -- 0.4%
   Scripps Ew
     5.830%, 04/25/00                   25,000      24,660
                                                  --------
   RETAIL -- 1.3%
   Albertson's Incorporated (A)
     5.761%, 02/14/00                   81,940      81,870
                                                  --------
   SPECIAL PURPOSE ENTITY -- 28.4%
   Centric Capital Corporation
     5.700%, 02/01/00                   53,000      53,000
     5.870%, 04/17/00                   25,500      25,184
   Clipper Receivables Corporation
     5.650%, 02/03/00                   21,744      21,737
     6.000%, 02/08/00                   30,550      30,514
     5.870%, 04/05/00                   50,000      49,478
   Corporate Asset Funding Company
     5.870%, 02/09/00                   20,000      19,974
     5.850%, 04/20/00                   50,000      49,358
   Corporate Receivable Corporation
     5.850%, 04/19/00                   30,000      29,620
   Corporate Receivable Corporation (A)
     5.861%, 02/16/00                  146,000     145,999
   Delaware Funding Corporation
     5.870%, 02/16/00                  120,559     120,264
     5.780%, 02/24/00                   32,878      32,757
     5.770%, 03/23/00                   29,093      28,855
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Edison Asset Securitization LLC
     5.900%, 02/07/00                 $ 26,000   $  25,974
     5.900%, 02/25/00                   55,000      54,784
     5.840%, 03/09/00                   65,000      64,610
   Enterprise Funding Corporation
     6.050%, 02/04/00                   13,266      13,259
     5.890%, 02/11/00                   49,677      49,596
   Falcon Asset Securitization Corporation
     5.900%, 02/15/00                   28,500      28,435
   Fleet Funding Corporation
     6.020%, 02/04/00                   50,877      50,851
     6.020%, 02/08/00                   46,000      45,946
     5.800%, 02/17/00                   25,000      24,936
     5.770%, 03/14/00                   50,000      49,663
   Greyhawk Funding LLC
     6.100%, 02/07/00                   55,000      54,944
     5.880%, 02/11/00                   18,668      18,638
     5.950%, 02/24/00                   60,000      59,772
     5.880%, 02/25/00                   60,000      59,765
     5.860%, 04/25/00                   25,000      24,658
   Kitty Hawk Funding Corporation
     5.700%, 02/18/00                   41,020      40,910
     5.750%, 03/21/00                   24,500      24,308
     5.750%, 03/21/00                   45,000      44,648
     5.850%, 04/25/00                   20,000      19,727
     5.850%, 04/26/00                   60,000      59,171
   Park Avenue Receivable (A)
     6.611%, 01/24/00                   35,000      35,000
   Preferred Receivable Funding
     5.900%, 02/04/00                   45,000      44,978
     5.840%, 02/08/00                   35,000      34,960
     5.940%, 02/10/00                   45,000      44,933
   Riverwoods Funding Corporation
     5.980%, 02/04/00                   20,000      19,990
     6.050%, 02/10/00                   50,000      49,924
   Windmill Funding Corporation
     5.750%, 03/20/00                   25,000      24,808
     6.020%, 03/21/00                   50,000      49,590
     5.770%, 03/28/00                   50,000      49,551
     5.860%, 04/18/00                   25,000      24,687
                                                ----------
                                                 1,799,756
                                                ----------
   STEEL & STEEL WORKS -- 0.4%
   Alcoa Incorporated
     5.900%, 02/04/00                   25,000      24,988
                                                ----------
   UTILITY -- 1.6%
   National Rural Utilities
     5.800%, 02/25/00                  100,000      99,613
                                                ----------
Total Commercial Paper
   (Cost $3,639,812)                             3,639,812
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 14.8%
   BANKS -- 12.1%
   American Express Centurion Bank
     6.080%, 02/04/00                 $ 56,000   $  56,001
   Bank One
     5.910%, 02/09/00                   40,000      40,000
   Fifth Third Bancorp
     5.670%, 02/22/00                   56,000      56,000
   First National Bank Chicago
     5.125%, 03/21/00                   52,500      52,498
   First Tennessee Bank
     5.650%, 02/07/00                   48,000      48,000
   First Union National Bank (A)
     6.140%, 02/17/00                   40,000      40,001
   First USA Bank
     6.050%, 09/18/00                   50,000      49,985
   Fleet National Bank
     6.070%, 02/23/00                   40,000      40,000
   Harris Bankcorp
     5.000%, 02/04/00                   17,500      17,500
   Key Bank
     5.125%, 03/24/00                   39,000      38,997
   Key Bank (A)
     6.154%, 03/07/00                   20,000      19,994
     6.220%, 03/16/00                   30,000      30,000
   National City
     5.000%, 02/08/00                   58,600      58,600
   National City Bank (A)
     5.979%, 02/08/00                   10,000      10,007
   NationsBank (A)
     6.171%, 03/06/00                   19,000      19,021
   PNC Bank
     5.040%, 02/16/00                   68,100      68,099
   Regions Bank
     6.020%, 02/28/00                  100,000     100,001
   U.S. Bank
     5.920%, 10/02/00                   25,000      24,987
                                                  --------
                                                   769,691
                                                  --------
   FINANCIAL SERVICES -- 2.7%
   American Express Central Bank
     5.680%, 02/24/00                   60,000      60,000
   American Express Centurion (A)
     5.700%, 02/01/00                   50,000      50,000
   First Tennessee Bank
     5.800%, 03/28/00                   60,000      60,000
                                                  --------
                                                   170,000
                                                  --------
Total Certificates of Deposit/Bank Notes
   (Cost $939,691)                                 939,691
                                                  --------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS/MEDIUM TERM NOTES -- 10.9%
   BANKS -- 5.4%
   Chase Manhattan MTN (A)
     6.351%, 02/22/00                 $ 10,000    $ 10,019
   Fifth Third Bancorp
     5.710%, 02/28/00                   25,000      25,000
   Fleet Boston MTN (A)
     6.110%, 04/28/00                   75,000      75,030
   Key Bank
     6.500%, 01/29/01                   50,000      49,972
   Key Bank (A)
     5.800%, 02/07/00                   50,000      49,977
   National City Bank (A)
     6.170%, 03/20/00                   90,000      90,065
   National Rural (A)
     6.141%, 03/25/00                   20,000      19,997
   Wells Fargo
     5.225%, 04/10/00                   23,100      23,099
                                                  --------
                                                   343,159
                                                  --------
   FINANCIAL SERVICES -- 1.8%
   General Electric Capital MTN (A)
     5.980%, 04/13/00                   40,000      40,000
   General Electric Capital MTN
     6.120%, 08/15/00                   25,000      25,009
   General Electric Capital (A)
     6.111%, 02/03/00                   50,000      50,000
                                                  --------
                                                   115,009
                                                  --------
   INVESTMENT BANKER/BROKER -- 0.5%
   Goldman Sachs Group LP
     6.600%, 12/21/00                   30,000      30,000
                                                  --------
   LEASING COMPANY -- 0.1%
   Xerox Credit Corporation MTN (A)
     6.044%, 02/08/00                    4,500       4,499
                                                  --------
   SPECIAL PURPOSE ENTITY -- 3.1%
   Ciesco LP MTN (A)
     5.798%, 02/04/00                   50,000      50,000
   Corporate Asset (A)
     6.039%, 04/07/00                   45,000      45,000
   SMM Trust 99-A (A)
     6.350%, 04/13/00                  100,000     100,000
                                                  --------
                                                   195,000
                                                  --------
Total Corporate Bonds/Medium Term Notes
   (Cost $687,667)                                 687,667
                                                  --------
INSURANCE FUNDING AGREEMENTS -- 4.6%
   All State Corporation(A)
     6.211%, 03/15/00                   62,000      62,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000


PRIME OBLIGATION FUND (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   AllState Corporation (A)
     6.561%, 02/01/00                 $ 15,000   $  15,000
     6.213%, 04/01/00                   35,000      35,000
   Metropolitan Life Insurance
     Company (A)
     6.285%, 02/01/00                   55,000      55,000
   Peoples Security Life Insurance (A)
     6.310%, 02/01/00                   73,000      73,000
     6.080%, 04/01/00                   35,000      35,000
   Travelers Insurance (A)
     6.166%, 03/01/00                   20,000      20,000
                                                  --------
Total Insurance Funding Agreements
   (Cost $295,000)                                 295,000
                                                  --------
TIME DEPOSIT -- 3.9%
   Chase Manhattan Delaware
     5.844%, 02/01/00                  100,000     100,000
   Suntrust Atlanta
     5.875%, 02/01/00                  150,000     150,000
                                                  --------
Total Time Deposit
   (Cost $250,000)                                 250,000
                                                  --------
REPURCHASE AGREEMENTS -- 4.0%
   Lehman Brothers, Incorporated (B)
     5.800%, dated 01/31/00, matures
     02/01/00, repurchase price $1,100,177
     (collateralized by various
     U.S. Government Obligations,
      ranging in par value $1,000,129 -
     $3,345,385, 8.000% - 9.000%,
     10/01/12 - 07/01/24; with
     market value $1,122,018)            1,100       1,100
   Warburg Dillion (B)
     5.810%,  dated 01/31/00,
     matures 02/01/00,  repurchase
     price  $190,030,664
     (collateralized  by various
     U.S.  Government  Obligations,
     ranging in par value $4,765,000 -
     $49,710,000, 4.625% - 6.750%,
     10/15/01 - 03/15/09; with
     market value $193,803,863)        190,000     190,000
   Goldman Sachs Group (B)
     5.58%,  dated 01/31/00, matures
     02/01/00,  repurchase price
     $65,010,075 (collateralized by
     various  U.S. Government
     Obligations, ranging in par
     value $1,000,075 - $27,133,000,
     5.500% - 7.500%, 05/01/03 -
     01/01/30; with market
     value $66,300,000)                 65,000      65,000
                                                  --------
Total Repurchase Agreements
   (Cost $256,100)                                 256,100
                                                  --------

--------------------------------------------------------------------------------
DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $6,343,056)                            $6,343,056
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%
                                                     7,013
                                                ----------

NET ASSETS:

Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 5,486,603,774 outstanding

   shares of beneficial interest                 5,486,605

Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 347,223,355 outstanding

   shares of beneficial interest                   347,223

Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 501,779,033 outstanding

   shares of beneficial interest                   501,778

Fund Shares of Sweep Class (unlimited
   authorization -- no par value)
   based on 14,422,423 outstanding

   shares of beneficial interest                    14,423
Undistributed net investment income                     40

                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $6,350,069
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE  -- CLASS B                        $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========


(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B)   TRI-PARTY REPURCHASE AGREEMENT
FHLB  FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   LIMITED LIABILITY COMPANY
LP    LIMITED PARTNERSHIP
MTN   MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

TREASURY FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.9%
   U.S. Treasury Bill
     5.192%, 03/09/00                  $12,000   $  11,938
   U.S. Treasury Notes
     4.000%, 10/31/00                   12,000      11,860
     5.750%, 11/15/00                   10,000       9,999
     5.989%, 11/30/00                   10,000       9,971
     4.625%, 11/30/00                    8,000       7,909
     5.908%, 11/30/00                   10,000       9,898
     4.736%, 02/15/00                   23,000      23,010
     4.879%, 02/15/00                    7,000       7,003
     5.875%, 02/15/00                    5,000       5,002
     4.833%, 02/15/00                    5,000       5,002
     4.952%, 03/31/00                   13,000      13,039
     6.270%, 02/28/01                   12,000      11,837
                                                  --------
Total U.S. Treasury Obligations
   (Cost $126,468)                                 126,468
                                                  --------

REPURCHASE AGREEMENTS -- 77.1%
   ABN-Amro (A)
     5.800%,  dated 01/31/00, matures
     02/01/00,  repurchase price
     $65,010,346 (collateralized
     by various  U.S. Government
     Obligations,  ranging in par
     value $2,767,000 - $50,904,000,
     5.250% - 6.875%, 10/31/02 -
     02/15/29; with market value
     $66,300,990)                       65,000      65,000
   Barclay De Zoete Wedd (A)
     5.700%,  dated  1/31/00,
     matures  2/01/00, repurchase
     price  $82,813,110 (collateralized
     by U.S.  Treasury  Note,
     par value  $84,386,000, 6.125%,
     07/31/00; with total market value
     $84,456,209)                       82,800      82,800
   Goldman Sachs Group (A)
     5.600%, dated 01/31/00, matures
     02/01/00,  repurchase price
     $72,211,231 (collateralized
     by U.S. Treasury Note, par
     value  $74,034,000,  5.750%,
     06/30/01; with market value
      $73,644,854)                      72,200      72,200


--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers, Incorporated
     5.730%, dated 01/31/00, matures
     02/01/00, repurchase price
     $29,004,616 (collateralized
     by various U.S.Treasury STRIPS,
     ranging in par value $790,000
      - $50,000,000, 06/30/00 -
     08/15/15; with market value
     $29,433,227                       $29,000    $ 29,000
   Morgan Stanley (A)
     5.700%, dated 01/31/00, matures
     02/01/00, repurchase price
     $80,012,667 (collateralized by
     U.S.Treasury Note, par value
     $79,455,000 8.875%, 05/15/00;
     with total market value of
     $81,635,725)                       80,000      80,000
   Paribas Corporation (A)
     5.730%, dated 01/31/00, matures
     02/01/00, repurchase price $53,008,436
     (collateralized by U.S. Treasury
     Notes, ranging in par value
     $13,445,000 - $39,329,000,
     5.500%-8.000%, 05/15/01 -
     02/28/03; with total
     market value $54,060,831)          53,000      53,000
   Warburg Dillion (A)
     5.720%, dated 01/31/00, matures
     02/01/00, repurchase price $45,007,150
     (collateralized by U.S.Government
     Obligation, par value $54,070,000,
     5.250%, 11/15/28; with market
     value $45,900,878)                 45,000      45,000
                                                ----------
Total Repurchase Agreements
   (Cost $427,000)                                 427,000

                                                ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $553,468)                                 553,468
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%              112
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

TREASURY FUND (concluded)

--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 196,275,323 outstanding
   shares of beneficial interest                  $196,275
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 159,045,523 outstanding
   shares of beneficial interest                   159,046
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 115,463,740 outstanding
   shares of beneficial interest                   115,463
Fund Shares of Sweep Class (unlimited
   authorization -- no par value)
   based on 82,775,362 outstanding
   shares of beneficial interest                    82,776
Undistributed net investment income                     29
Accumulated net realized loss
   on investments                                       (9)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $553,580
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                  ========
(A)    TRI-PARTY REPURCHASE AGREEMENT

STRIPS SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF
       SECURITIES

TREASURY II FUND

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.9%
   U.S. Treasury Bills
     5.230%, 03/09/00                  $30,000    $ 29,839
     5.070%, 03/09/00                   20,811      20,703
     5.290%, 03/16/00                    4,294       4,266
     5.375%, 03/23/00                    3,041       3,018
     5.290%, 03/23/00                    6,957       6,905
     5.285%, 03/23/00                   13,000      12,903
     5.280%, 03/23/00                   15,275      15,161
     5.240%, 03/30/00                    6,202       6,150
     5.235%, 04/06/00                   22,384      22,172
     5.300%, 04/20/00                      403         398
     5.290%, 04/20/00                    4,027       3,980
     5.470%, 04/27/00                    2,114       2,086
   U.S. Treasury Notes
     4.764%, 02/15/00                   21,000      21,009
     5.500%, 02/29/00                    1,068       1,068
     5.500%, 02/29/00                   50,000      50,010
     6.875%, 03/31/00                   50,000      50,114
     5.500%, 03/31/00                   50,000      50,006
     5.500%, 03/31/00                   45,000      44,998
     5.500%, 03/31/00                   65,000      64,995
     5.500%, 03/31/00                    2,501       2,500
     5.625%, 04/30/00                   25,000      24,994
     5.682%, 04/30/00                   26,448      26,511
     6.375%, 05/15/00                   20,000      20,033
                                                  --------
Total U.S. Treasury Obligations
   (Cost $483,819)                                 483,819
                                                  --------
TOTAL INVESTMENTS -- 98.9%
   (Cost $483,819)                                 483,819
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%            5,520
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 379,238,996 outstanding
   shares of beneficial interest                  $379,237
Fund Shares of Class B (unlimited
    authorization -- no par value)
   based on 75,712,911 outstanding
   shares of beneficial interest                    75,713
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 34,414,565 outstanding
   shares of beneficial interest                    34,415
Undistributed net investment income                    209
Accumulated net realized loss
   on investments                                     (235)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $489,339
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

-------------------------------------------------------------

SHORT-DURATION GOVERNMENT FUND
-------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.3%
   FHLB
     5.125%, 04/17/01                  $10,000     $ 9,814
   FNMA
     5.380%, 01/16/01                    5,000       4,946
   FNMA MTN
     6.240%, 09/07/00                    5,000       4,991
   7.100%, 10/18/04                      5,000       4,919
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $25,038)                                   24,670
                                                   -------

U.S. TREASURY OBLIGATIONS -- 25.2%
   U.S. Treasury Notes
     4.625%, 12/31/00                   20,000      19,696
     5.500%, 07/31/01                    5,000       4,924
                                                   -------
Total U.S. Treasury Obligations
   (Cost $24,929)                                   24,620
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 40.1%
   FHLMC
     8.500%, 01/15/06                    3,732       3,808
     6.000%, 12/15/06                    4,465       4,416
     6.500%, 10/01/07                      941         912
     6.000%, 10/15/07                    4,000       3,915
     6.000%, 11/01/13                    1,144       1,069
     6.000%, 11/01/13                    1,305       1,219
     6.000%, 11/01/13                      844         789
     6.000%, 11/01/13                    1,460       1,364
     6.000%, 11/01/13                      546         510
     6.000%, 11/01/13                    1,560       1,457
     6.000%, 11/01/13                      567         529
     6.000%, 11/01/13                    1,477       1,380
     6.000%, 01/15/14                    7,000       6,836
     9.000%, 02/15/20                    5,000       5,132
   FNMA
     6.500%, 04/01/00                    1,145       1,120
     6.500%, 09/01/02                    3,310       3,203
     6.000%, 11/25/03 REMIC                665         649
   GNMA
     7.500%, 01/15/11                       28          28
     7.500%, 02/15/11                       42          41
     7.500%, 02/15/11                      711         709
                                                   -------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $40,331)                                   39,086
                                                   -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

SHORT-DURATION
GOVERNMENT FUND (concluded)
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.3%
   Paine Webber
     5.700%,  dated 01/31/00, matures
     02/01/00, repurchase  price
     $9,041,431 (collateralized
     by U.S. Treasury Note, par
     value  $9,470,000, 5.500%,
     05/31/03; with total market
     value $9,255,191)                  $9,040   $   9,040
                                                 ---------
Total Repurchase Agreements
   (Cost $9,040)                                     9,040
                                                 ---------
TOTAL INVESTMENTS -- 99.9%
   (Cost $99,338)                                   97,416
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%              143
                                                 ---------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 9,879,863 outstanding
   shares of beneficial interest                   100,322
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 1,407 outstanding
   shares of beneficial interest                        14
Undistributed net investment income                     11
Accumulated net realized loss
   on investments                                     (866)
Net unrealized depreciation on investments          (1,922)
                                                 ---------
TOTAL NET ASSETS -- 100.0%                         $97,559
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.87
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $9.86
                                                 =========

FHLB  FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   MEDIUM TERM NOTE
REMIC REAL ESTATE MORTGAGE INVESTMENT CONDUIT

INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.6%
   U.S. Treasury Bond
     11.875%, 11/15/03                 $12,000    $ 14,009
     12.000%, 08/15/13                  17,000      22,538
   U.S. Treasury Note
     10.750%, 02/15/03                  10,000      11,073
                                                  --------
Total U.S. Treasury Obligations
   (Cost $49,583)                                   47,620
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.1%
   Agency For International Development
     6.750%, 08/15/04                    4,000       3,911
   Private Export Funding
     5.500%, 03/15/01                    1,000         986
     8.400%, 07/31/01                    1,600       1,634
     6.900%, 01/31/03                    2,875       2,861
     8.750%, 06/30/03                    5,670       5,961
     7.010%, 04/30/04                      785         777
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $16,571)                                   16,130
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 38.3%
   FHLMC
     6.250%, 07/01/03                      117         111
     5.750%, 05/15/05 REMIC                 49          49
     7.350%, 05/16/05                      750         729
     5.650%, 07/15/05 REMIC                213         212
     8.000%, 01/15/06 CMO                  280         283
     5.750%, 01/15/06 REMIC                244         242
     6.000%, 10/15/06                      830         819
     6.000%, 08/15/07                      400         392
     8.250%, 12/01/07                      104         106
     5.500%, 04/15/08                    1,000         958
     5.500%, 08/01/08                       67          61
     5.500%, 09/01/08                      117         107
     8.250%, 01/01/09                      258         263
     8.250%, 12/01/09                      150         153
     6.500%, 09/01/10                    3,352       3,201
     5.500%, 06/01/13                      429         392
     5.500%, 06/01/13                      280         256
     5.500%, 07/01/13                      418         381
     5.500%, 10/01/13                      172         157
     6.000%, 12/01/13                    1,314       1,228
     6.500%, 05/01/14                      117         112
     6.500%, 06/01/14                       95          91
     6.500%, 07/01/14                       61          58
     6.500%, 08/01/14                      174         166
     6.500%, 09/01/14                       75          72
     6.500%, 09/01/14                      159         151
     6.500%, 10/01/14                    2,671       2,551
     6.500%, 10/01/14                      580         554


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
     7.000%, 02/25/19                   $  282      $  281
     6.500%, 06/25/19                    2,100       2,082
     6.500%, 09/15/21                      338         322
     6.300%, 03/15/23                    2,000       1,911
   FNMA
     6.000%, 11/25/03 REMIC                136         132
     5.625%, 05/14/04                   10,000       9,434
     6.000%, 09/25/05 REMIC                113         113
     6.390%, 01/01/06                       38          36
     7.280%, 10/01/06                       24          24
     6.500%, 02/25/07 CMO-REMIC            400         397
     7.500%, 03/01/07                      147         144
     7.040%, 03/01/07                       39          38
     7.024%, 06/01/07                       19          18
     6.907%, 06/01/07                    1,291       1,253
     6.812%, 10/01/07                       54          52
     6.270%, 11/01/07                      324         302
     6.430%, 01/01/08                       93          87
     6.340%, 01/01/08                       87          82
     6.300%, 01/01/08                       93          87
     8.000%, 05/01/08                      198         197
     8.000%, 06/01/08                      192         191
     6.295%, 06/01/08                       59          55
     6.180%, 07/01/08                      108         100
     5.500%, 12/01/08                      237         216
     5.500%, 04/01/09                      152         139
     7.500%, 06/01/09                       76          74
     5.500%, 06/01/09                       23          21
     5.500%, 11/01/09                      243         221
     6.000%, 02/01/13                      132         123
     6.000%, 07/01/13                      223         208
     6.000%, 07/01/13                    1,395       1,302
     7.385%, 03/25/21                    1,576       1,544
   GNMA
     8.250%, 04/15/06                        4           4
     8.250%, 05/15/06                       42          42
     8.250%, 05/15/06                       62          62
     8.250%, 06/15/06                       79          80
     8.250%, 04/15/08                       45          46
     8.250%, 05/15/08                       98          99
     8.250%, 05/15/08                       65          65
     8.250%, 06/15/08                       61          61
     8.250%, 06/15/08                      112         113
     8.250%, 06/15/08                       83          83
     8.250%, 07/15/08                       90          91
     6.000%, 04/15/09                      264         246
     7.000%, 10/15/14                      988         963
     7.000%, 10/15/14                      988         964
     7.000%, 10/15/14                      989         965
     7.000%, 10/15/14                      987         963
     8.500%, 05/20/16                      185         188
     8.500%, 09/20/16                        6           6
     8.500%, 11/20/16                      347         351
     8.500%, 11/20/16                       35          35
     8.500%, 04/20/17                        8           8
     8.750%, 05/20/17                      202         206

--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
     8.500%, 05/20/17                   $  216      $  218
     8.750%, 06/20/17                       65          66
     8.750%, 07/20/17                        9          10
     8.750%, 07/20/17                       52          53
     8.500%, 07/20/17                      126         128
     8.500%, 08/20/17                       83          84
     8.750%, 10/20/17                        8           8
     8.750%, 11/20/17                       71          73
     8.500%, 01/20/18                       39          40
     8.500%, 02/20/18                       78          79
     9.500%, 05/01/18                      309         324
     7.000%, 09/16/19                      279         275
     7.000%, 08/15/23                    1,187       1,129
     7.000%, 04/15/26                      785         747
                                                  --------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $45,729)                                   43,916
                                                  --------

REPURCHASE AGREEMENTS -- 4.7%

   Paine Webber
     5.700%, dated 01/31/00, matures
     02/01/00, repurchase price
     $5,397,855 (collateralized by
     U.S. Treasury Note, par value
     $3,805,000, 12.500%,
     08/15/14; with total market
     value $5,520,456)                   5,397       5,397
                                                  --------
Total Repurchase Agreements
   (Cost $5,397)                                     5,397
                                                  --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $117,280)                                 113,063
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%
                                                     1,475
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 11,908,542 outstanding
   shares of beneficial interest                   124,384
Undistributed net investment income                     83
Accumulated net realized loss
   on investments                                   (5,712)
Net unrealized depreciation on investments          (4,217)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $114,538
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.62
                                                  ========


CMO     COLLATERALIZED MORTGAGE OBLIGATIONS
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC   REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-----------------------------------------------------------

SEI DAILY INCOME TRUST -- JANUARY 31, 2000

GNMA FUND
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
GNMA -- 99.8%
    GNMA
    12.500%, 12/15/06 - 07/15/15         $  25   $      28
    12.000%, 04/15/14                        1           1
    11.500%, 04/15/10 - 02/15/13            22          24
    10.500%, 03/15/18                       43          47
    10.000%, 09/15/15 - 07/15/20           215         233
     9.500%, 06/15/09 - 11/15/20         3,661       3,861
     9.000%, 05/15/16 - 05/15/22         2,559       2,658
     8.500%, 08/15/08 - 01/15/18           894         915
     8.000%, 12/15/21 - 11/15/23         3,900       3,889
     7.500%, 02/15/17 - 11/15 /29       18,397      17,931
     7.000%, 05/15/23 - 04/15/28        15,121      14,384
     6.500%, 08/15/01 - 11/15/28        25,204      23,313
     6.000%, 08/15/26 - 01/15/29        18,549      16,581
                                                 ---------
Total GNMA
   (Cost $88,718)                                   83,865
                                                 ---------

REPURCHASE AGREEMENT -- 0.3%
   Paine Webber
     5.700%,  dated  01/31/00, matures
     02/01/00,  repurchase  price $233,037
     (collateralized  by  U.S. Treasury
     Note,  par  value  $210,000,  10.750%,
     02/15/03; with total market
     value $243,336)                       233         233
                                                 ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $233)                                         233
                                                 ---------
TOTAL INVESTMENTS -- 100.1%
   (Cost $88,951)                                   84,098
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)
                                                       (92)
                                                 ---------

----------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
----------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 9,135,041 outstanding
   shares of beneficial interest                  $101,829
Undistributed net investment income                    108
Accumulated net realized loss
   on investments                                  (13,078)
Net unrealized depreciation
   on investments                                   (4,853)
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $84,006
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.20
                                                  ========

GNMA GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----------------------------------------------------------

CORPORATE DAILY
INCOME FUND
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 14.6%
   FFCB
     6.000%, 10/01/01                   $1,450    $  1,431
   FHLMC
     7.000%, 10/15/03                      388         385
   FNMA
     5.460%, 06/21/00                    3,350       3,337
     6.000%, 04/01/01                    3,610       3,467
     6.500%, 09/01/02                    2,084       2,016
     7.000%, 01/01/04                    2,263       2,227
   GNMA
     6.500%, 07/20/02                    3,775       3,750
                                                   -------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $16,966)                                   16,613
                                                   -------

CORPORATE OBLIGATIONS -- 41.9%
   AIRCRAFT -- 1.1%
   Textron
     6.750%, 09/15/02                    1,235       1,206
                                                   -------
   BANKS -- 7.7%
   Banc One (A)
     6.316%, 03/25/00                    2,000       2,001
   Huntington National Bank
     5.875%, 01/15/01                    1,500       1,481
   United States Bancorp MTN (A)
     6.278%, 05/03/00                    2,000       2,000
   Wachovia Corporation (A)
     6.155%, 04/10/00                    1,750       1,751
   Wells Fargo
     5.225%, 04/10/00                    1,500       1,497
                                                   -------
                                                     8,730
                                                   -------
   CHEMICALS -- 0.9%
   Monsanto Corporation
     5.375%, 12/01/01                    1,000         968
                                                   -------
   COMPUTERS & SERVICES -- 1.7%
   IBM MTN
     5.950%, 08/17/00                    2,000       1,995
                                                   -------
   FINANCIAL SERVICES -- 20.3%
   American General Finance
     5.730%, 11/26/01                    1,000         973
   Associates Corporation of
     North America
     5.850%, 01/15/01                    1,500       1,487
   Associates Corporation of
     North America (A)
     6.190%, 02/17/00                    1,000         999
   Chrysler Financial Corporation LLC
     4.910%, 10/10/00                    1,000         988

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Cit Group Holding MTN
     5.850%, 02/05/01                   $1,500     $ 1,487
   Conoco
     5.900%, 04/15/04                    1,000         941
   Corporate Asset Funding
     Corporation (A)
     6.039%, 04/07/00                    2,000       2,000
   Ford Motor Credit Company (A)
     6.300%, 04/16/00                    2,000       2,004
   General Electric Capital
     Corporation (A)
     6.111%, 02/03/00                    1,250       1,250
   General Electric Capital Corporation
     5.772%, 08/27/01                    1,750       1,717
   General Motors Acceptance
     Corporation (A)
     6.515%, 03/17/00                    2,000       2,008
   Goldman Sachs Group Lp
     6.600%, 12/21/00                    1,500       1,496
   Heller Financial MTN
     6.500%, 07/22/02                    2,000       1,950
   Norwest Financial
     5.500%, 03/19/01                    1,000         983
   United States West Capital Funding
     Incorporated
     6.125%, 07/15/02                    1,000         969
   Wal-Mart Stores
     6.150%, 08/10/01                    2,000       1,975
                                                  --------
                                                    23,227
                                                  --------
   INSURANCE -- 1.7%
   Unum Corporation MTN (A)
     6.120%, 03/20/00                    2,000       2,000
                                                  --------
   LEASING & RENTING -- 0.9
   International Lease Financial
     Corporation
     6.000%, 06/15/03                    1,025         979
                                                  --------
   PETROLEUM REFINING -- 1.8%
   Texaco Capital Corporation MTN (A)
     6.011%, 02/03/00                    2,100       2,100
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.3%
   Xerox Corporation MTN
     5.635%, 07/14/00                    1,500       1,493
                                                  --------
   PRINTING & PUBLISHING -- 1.1%
   Times Mirror
     6.650%, 10/15/01                    1,250       1,234
                                                  --------
   RETAIL -- 1.7%
   Albertson's Incorporated (A)
     5.761%, 02/14/00                    2,000       1,990
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000
CORPORATE DAILY
INCOME FUND (concluded)
-------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 1.7%
   AT&T Corporation
     5.625%, 03/15/04                   $1,000     $   938
   AT&T Corporation (A)
     5.990%, 04/13/00                    1,000       1,000
                                                   -------
                                                     1,938
                                                   -------
Total Corporate Obligations
   (Cost $48,334)                                   47,860
                                                   -------
ASSET BACKED SECURITIES -- 32.5%
   AUTOMOTIVE -- 18.7%
   Aesop Funding 97-1 A-1
     6.220%, 10/20/01                    1,700       1,696
   ANRC Auto Owner Trust 1999-A A2
     6.540%, 11/15/02                    1,025       1,024
   ARG Funding Corporation 99-1A A2
     5.880%, 05/20/03                    1,250       1,207
   Capital Auto Receivables Asset
     Trust 99-1 A2
     5.600%, 06/10/02                    1,000         986
   Capital Auto Receivables Asset
     Trust 99-1 A3
     6.250%, 03/15/03                    1,000         991
   Carco Auto Loan Master
     Trust 99-1 A1
     5.650%, 03/15/01                    1,500       1,461
   Chase Auto Owner Trust 98-4 A3
     5.700%, 09/17/01                      482         480
   Chase Auto Owner Trust 98-B A3
     5.750%, 10/15/01                      865         846
   Chase Manhattan Auto Owner
     Trust 1998-C A4
     5.850%, 05/15/03                    1,200       1,162
   Chase Manhattan 97-B
     6.350%, 02/15/01                      105         105
   Ford Credit Auto Owner
     Trust 99-A A4
     5.310%, 11/15/01                    1,250       1,239
   Ford Credit Auto Owner
     Trust 99-B A4
     5.800%, 06/15/02                    1,300       1,269
   Ford Credit Auto Trust 97-B A3
     6.050%, 04/15/01                      435         434
   Ford Credit Auto Owner
     Trust 99 C A4
     6.080%, 09/16/02                      750         741
   General Motors Acceptance 97-A A
     6.500%, 04/15/02                      274         274

-------------------------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   Nissan Auto Receivables Owner
     Trust Series 00-A A3
     7.010%, 09/15/03                   $1,015     $ 1,012
   Premier Auto Trust 1998-2 A3
     5.770%, 01/06/02                      928         902
   Premier Auto Trust 98-3 A2
     5.820%, 12/08/00                      219         217
   Premier Auto Trust 98-4 A3
     5.690%, 06/08/02                    1,500       1,485
   Premier Auto Trust Series 98-1 A3
     5.630%, 08/06/01                    1,154       1,149
   Rental Car Finance Corporation
     Auto Trust 97-1 A1
     6.250%, 06/25/03                    1,500       1,485
   Toyota Receivables 97-A
     6.450%, 04/15/02                      149         148
   World Omni Automobile Lease
     Securitization Trust 98-A A3 (A)
     6.230%, 02/15/00                    1,000       1,001
                                                   -------
                                                    21,314
                                                   -------
   CREDIT CARDS -- 4.1%
   AT&T 97 1-A (A)
     6.160%, 02/17/00                    1,000         999
   Fleet Credit Card Master
     Trust II 99-A A (A)
     5.890%, 02/15/00                    2,000       1,951
   Fleet Credit Card Master
     Trust II 00-A A (A)
     6.047%, 03/15/00                    1,750       1,750
                                                   -------
                                                     4,700
                                                   -------
   MORTGAGE RELATED -- 9.7%
   Advanta Mortgage Trust
     Loan 1999-4 A (A)
     6.190%, 02/25/00                    1,241       1,240
   Bank of Boston Commercial
     Loan Master LLC (A)
     6.350%, 02/16/00                    1,000       1,000
   Comm 2000-Fl1 Class A (A)
     6.220%, 03/16/00                    1,250       1,250
   Main Place Funding 95-2 (A)
     6.210%, 04/25/00                    1,000       1,001
   Main Place Funding 99-1 (A)
     6.221%, 02/25/00                    1,250       1,247
   NationsBank Commercial Loan
     Master Trust 97-1 A (A)
     6.250%, 03/20/00                    2,500       2,493


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   Peco Energy Transition
     Trust 99-A A1
     5.480%, 03/01/03                   $1,652    $  1,637
   Sasco Corporate Floater Rate
     Commercial Mortgage 99-C3 A (A)
     6.210%, 02/20/00                    1,187       1,186
                                                  --------
                                                    11,054
                                                  --------
Total Asset Backed Securities
   (Cost $37,414)                                   37,068
                                                  --------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 3.5%
   Key Bank (A)
     6.390%, 04/26/00                    1,500       1,505
   National City
     5.000%, 02/08/00                    1,000       1,000
   PNC Bank
     5.040%, 02/16/00                    1,500       1,499
                                                  --------
Total Certificates of Deposit/Bank Notes
   (Cost $4,000)                                     4,004
                                                  --------
COMMERCIAL PAPER -- 9.7%
   Aesop Funding Corporation
     6.080%, 03/07/00                    1,000         994
   American Home Products
     5.730%, 02/23/00                    2,000       1,993
   Greyhawk Funding LLC
     5.800%, 03/17/00                    3,500       3,474
   Harvard University
     5.570%, 02/04/00                    1,654       1,653
   National Rural Utilities
     5.750%, 03/13/00                    3,000       2,980
                                                  --------
Total Commercial Paper
   (Cost $11,095)                                   11,094
                                                  --------


REPURCHASE AGREEMENTS -- 3.5%
   Paine Webber
     5.700%,  dated 01/31/00,  matures
     02/01/00,  repurchase  price
     $3,989,632 (collateralized  by
     U.S. Treasury  Note,  par  value
     $3,290,000,  8.500%, 02/15/20;
     with total market
     value $4,084,651)                   3,989       3,989
                                                  --------
Total Repurchase Agreements
   (Cost $3,989)                                     3,989
                                                  --------
TOTAL INVESTMENTS-- 105.7%
   (Cost $121,798)                                 120,628
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (5.7%)         (6,510)
                                                  --------
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 57,918,431 outstanding
   shares of beneficial interest                  $115,408
Distribution in excess of net
   investment income                                   (12)
Accumulated net realized loss
   on investments                                     (108)
Net unrealized depreciation on investments          (1,170)
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $114,118
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.97
                                                  ========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
FFCB   FEDERAL FARM CREDIT BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC    LIMITED LIABILITY COMPANY
LP     LIMITED PARTNERSHIP
MTN    MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE YEAR ENDED JANUARY 31, 2000

                                           ----------------  ----------------   ----------------

                                                MONEY
                                               MARKET         GOVERNMENT            GOVERNMENT II
                                                FUND             FUND                    FUND
                                           --------------    -------------           ------------
Interest Income                               $47,212           $40,783                $49,911
                                              -------           -------                -------
EXPENSES:
   Management fees                              3,005             1,945                  1,848
   Less: Management fees waived                (1,901)             (670)                  (314)
   Investment advisory fees                       210               191                    225
   Less: Investment advisory fees waived          (97)              (90)                  (103)
   Shareholder servicing fees (1)               2,769             4,555                  2,600
   Less: Shareholder servicing fees waived     (1,785)           (1,028)                (2,090)
   Custodian/wire agent fees                      130                78                    115
   Trustee fees                                     7                 6                      7
   Registration fees                              179                64                     73
   Other                                          103                97                     95
                                              -------           -------                -------
   Total expenses                               2,620             5,148                  2,456
                                              -------           -------                -------
   NET INVESTMENT INCOME                       44,592            35,635                 47,455
                                              -------           -------                -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net realized gain (loss)from security
     transactions                                  (4)               37                     49
                                              -------           -------                -------
   Net change in unrealized depreciation
     of investments                                --                --                     --
                                              -------           -------                -------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                      $44,588           $35,672                $47,504
                                              =======           =======                =======


(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 --------------     --------------    -------------     -----------     --------------     ----------    -------------
                                                           SHORT-        INTERMEDIATE-                      CORPORATE
     PRIME                                                DURATION         DURATION                           DAILY
  OBLIGATION          TREASURY        TREASURY II        GOVERNMENT       GOVERNMENT         GNMA            INCOME
     FUND               FUND             FUND               FUND             FUND            FUND             FUND
 --------------     --------------    -------------     -----------     --------------     ----------    -------------

    $270,571          $25,973            $27,630          $ 6,194            $7,757          $ 6,985         $5,997
    --------          -------            -------          -------            ------          -------         ------
       9,590            1,243              1,396              392               455              328            373
      (1,637)            (496)              (157)             (25)               --               --           (106)
       1,167              120                134              112               130              103            107
        (536)             (55)               (62)             (19)               --               --            (42)
      13,825            2,076              1,576              280               325              256            267
     (10,878)            (529)            (1,116)            (280)             (304)            (115)          (267)
         540              126                 66               15                22               16             16
          46                6                  7                1                 1                1              1
         431               45                 19                5                 5               12              8
         494               48                 51               23                16               14             16
    --------          -------            -------          -------            ------          -------         -------
      13,042            2,584              1,914              504               650              615            373
    --------          -------            -------          -------            ------          -------         -------
     257,529           23,389             25,716            5,690             7,107            6,370           5,624
    --------          -------            -------          -------            ------          -------         -------



         180               (3)                23             (256)              (84)            (763)          (155)
    --------          -------            -------          -------            ------          -------         -------

          --               --                 --           (2,855)           (7,988)          (6,837)        (1,532)
    --------          -------            -------          -------            ------          -------         -------

    $257,709          $23,386            $25,739          $ 2,579            $ (965)         $(1,230)        $3,937
    ========          =======            =======          =======            ======          =======         =======

The accompanying noes are an integral part of the financial statements.
                                                                              27

---------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

                                                                    -----------------------     -------------------------
                                                                        MONEY MARKET                  GOVERNMENT
                                                                            FUND                         FUND
                                                                    -----------------------      ------------------------
                                                                      2000         1999           2000          1999
                                                                    -----------------------     -------------------------
OPERATIONS:

     Net investment income                                     $      44,592 $      50,152       $ 35,635    $    63,471
     Net realized gain (loss) from security transactions                  (4)            6             37             93
                                                               -------------   -----------    -----------    -----------
     Net increase in net assets from operations                       44,588        50,158         35,672         63,564

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                         (35,389)      (44,080)       (11,236)        (9,376)
     Class B                                                            (854)         (210)        (2,750)        (1,930)
     Class C                                                          (7,607)       (5,954)        (2,452)        (3,697)
     CNI Class*                                                           --            --        (18,890)       (48,389)
     Sweep Class                                                        (630)          (37)          (320)           (64)
                                                               -------------   -----------    -----------    -----------
   Total dividends distributed                                       (44,480)      (50,281)       (35,648)       (63,456)
                                                               -------------   -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Class A:
     Proceeds from shares issued                                   9,940,077    15,609,293      1,417,542      1,176,639
     Reinvestment of cash distributions                               21,792        32,041          5,391          5,388
     Cost of shares redeemed                                     (10,909,801)  (15,150,018)    (1,421,439)    (1,119,965)
                                                                ------------   -----------    -----------    -----------
     Increase (decrease) in net assets from Class A transactions    (947,932)      491,316          1,494         62,062
                                                                ------------   -----------    -----------    -----------
   Class B:
     Proceeds from shares issued                                     210,048        32,514        399,923        314,201
     Reinvestment of cash distributions                                  101           138             36            406
     Cost of shares redeemed                                        (184,185)      (32,159)      (370,020)      (309,037)
                                                                ------------   -----------    -----------    -----------
     Increase (decrease) in net assets from Class B transactions      25,964           493         29,939          5,570
                                                                ------------   -----------    -----------    -----------
   Class C:
     Proceeds from shares issued                                     812,183       629,568        449,358        994,924
     Reinvestment of cash distributions                                   24           148             --             12
     Cost of shares redeemed                                        (765,471)     (583,792)      (428,912)      (980,387)
                                                                ------------   -----------    -----------    -----------
     Increase (decrease) in net assets from Class C transactions      46,736        45,924         20,446         14,549
                                                                ------------   -----------    -----------    -----------
    CNI Class*:
     Proceeds from shares issued                                          --            --      1,012,114      3,406,554
     Reinvestment of cash distributions                                   --            --         11,807         36,054
     Cost of shares redeemed                                              --            --     (2,104,329)    (3,270,536)
                                                                ------------   -----------    -----------    -----------
     Increase (decrease) in net assets from CNI Class
        transactions                                                      --            --     (1,080,408)       172,072
                                                                ------------   -----------    -----------    -----------
    Sweep Class:
     Proceeds from shares issued                                     116,180        15,589        115,386         43,353
     Reinvestment of cash distributions                                   --            --             --             --
     Cost of shares redeemed                                         (96,506)       (8,920)       (96,087)       (40,105)
                                                                ------------   -----------    -----------    -----------
     Increase in net assets from Sweep Class transactions             19,674         6,669         19,299          3,248
                                                                ------------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                                     (855,558)      544,402     (1,009,230)       257,501
                                                                ------------   -----------    -----------    -----------
       Net increase (decrease) in net assets                        (855,450)      544,279     (1,009,206)       257,609
                                                                ------------   -----------    -----------    -----------
NET ASSETS:
   Beginning of Period                                             1,359,619       815,340      1,363,178      1,105,569
                                                                ------------   -----------    -----------    -----------
   End of Period                                                $    504,169   $ 1,359,619    $   353,972   $  1,363,178
                                                                ============   ===========    ===========   ============

   *GOVERNMENT CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------
    ---------------------------      ------------------------     ------------------------     --------------------------
            GOVERNMENT II               PRIME OBLIGATION                   TREASURY                    TREASURY II
                FUND                          FUND                           FUND                         FUND
   ----------------------------      ------------------------     ------------------------      -------------------------
         2000          1999            2000            1999           2000          1999            2000          1999
   ----------------------------      ------------------------     ------------------------      -------------------------

     $   47,455   $    47,749     $    257,529  $     211,888     $   23,389   $    22,207      $   25,716    $     4,689
             49           109              180             76             (3)            4              23            263
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
         47,504        47,858          257,709        211,964         23,386        22,211          25,739         34,952


        (41,205)      (43,307)        (224,391)      (188,119)       (10,090)      (11,134)        (20,040)       (29,617)
         (4,083)       (2,244)         (13,713)       (11,254)        (4,855)       (3,877)         (4,572)        (4,448)
         (2,171)       (2,183)         (18,902)       (12,549)        (4,688)       (3,921)         (1,102)          (627)
             --            --               --             --             --            --              --             --
             --            --             (456)           (34)        (3,729)       (3,267)             --             --
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
        (47,459)      (47,734)        (257,462)      (211,956)       (23,362)      (22,199)        (25,714)       (34,692)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

      4,256,009     5,668,481       50,981,608     38,341,442      2,066,676     1,467,740       2,559,713      3,950,551
          7,562         7,774           78,021         58,423          3,387         4,229           7,347          5,374
     (4,413,367)   (5,596,396)     (50,055,889)   (37,164,764)    (2,143,474)   (1,390,083)     (2,639,637)    (4,252,462)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
       (149,796)       79,859        1,003,740      1,235,101        (73,411)       81,886         (72,577)      (296,537)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

        443,329       294,750        3,095,987      2,585,992        501,735       392,282         390,073        465,292
            641           512            1,262          1,039            168            29           2,207          2,516
       (426,041)     (262,282)      (2,979,404)    (2,544,237)      (438,940)     (364,327)       (454,107)      (399,857)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
         17,929        32,980          117,845         42,794         62,963        27,984         (61,827)        67,951
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

        249,411       154,260        1,791,413      1,318,675        717,339       504,608         239,173        143,516
             15             5              167             68             --            --              --              4
       (256,120)     (138,832)      (1,641,684)    (1,174,770)      (705,515)     (454,730)       (224,131)      (135,994)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
         (6,694)       15,433          149,896        143,973         11,824        49,878          15,042          7,526
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

             --            --               --             --             --            --              --             --
             --            --               --             --             --            --              --             --
             --            --               --             --             --            --              --             --
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

             --            --               --             --             --            --              --             --
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

             --            --          115,836         10,789        346,077       262,848              --             --
             --            --               45             13             --             1              --             --
             --            --         (107,103)        (5,157)      (335,662)     (259,557)             --             --
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    ------------
             --            --            8,778          5,645         10,415         3,292              --             --
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

       (138,561)      128,272        1,280,259      1,427,513         11,791       163,040        (119,362)      (221,060)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
       (138,516)      128,396        1,280,506      1,427,521         11,815       163,052        (119,337)      (220,800)
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------

      1,058,946       930,550        5,069,563      3,642,042        541,765       378,713         608,676        829,476
     ----------   -----------     ------------  -------------     ----------   -----------      ----------    -----------
     $  920,430   $ 1,058,946     $  6,350,069  $   5,069,563     $  553,580   $   541,765     $   489,339    $   608,676
     ==========   ===========     ============  =============     ==========   ===========     ===========    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

                                                           --------------------
                                                             SHORT-DURATION
                                                               GOVERNMENT
                                                                  FUND
                                                           -------------------
                                                             2000       1999
                                                           -------------------
OPERATIONS:
     Net investment income                                 $ 5,690    $ 4,843
     Net realized gain (loss) from security transactions      (256)       474
     Net change in unrealized appreciation
       (depreciation) of investments                        (2,855)       378
                                                           -------    -------
     Net increase (decrease) in net assets from operations   2,579      5,695
                                                           -------    -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                (5,699)    (4,833)
     Class B                                                    (1)        (1)
                                                            -------    -------
   Total dividends distributed                              (5,700)    (4,834)
                                                            -------    -------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                           148,129     75,964
     Reinvestment of cash distributions                      2,975      2,384
     Cost of shares redeemed                               149,486)   (61,175)
                                                           -------    -------
     Increase (decrease) in net assets from Class A
       transactions                                          1,618     17,173
                                                           -------    -------
   Class B:
     Proceeds from shares issued                                 1         --
     Reinvestment of cash distributions                         --         --
     Cost of shares redeemed                                    --         --
                                                           -------    -------
     Increase in net assets from Class B transactions            1         --
                                                           -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
       TRANSACTIONS                                          1,619     17,173
                                                           -------    -------
       Net increase (decrease) in net assets                (1,502)    18,034
                                                           -------    -------
NET ASSETS:
   Beginning of Period                                      99,061     81,027
                                                           -------    -------
   End of Period                                           $97,559    $99,061
                                                           =======    =======

CAPITAL SHARES ISSUED AND REDEEMED:
   Class A:
     Shares issued                                          14,817      7,514
     Shares issued in lieu of cash distributions               298        236
     Shares redeemed                                       (14,983)    (6,057)
                                                           -------    -------
     Total Class A transactions                                132      1,693
                                                           -------    -------
   Class B:
     Shares issued                                              --         --
     Shares issued in lieu of cash distributions                --         --
     Shares redeemed                                            --         --
                                                           -------    -------
     Total Class B transactions                                 --         --
                                                           -------    -------
     Increase (decrease) in capital shares                     132      1,693
                                                           =======    =======
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------------------

   ---------------------   --------------------    ---------------------
      INTERMEDIATE-                                       CORPORATE
        DURATION                                            DAILY
       GOVERNMENT                   GNMA                   INCOME
          FUND                      FUND                    FUND
   ---------------------   --------------------    ---------------------
     2000        1999           2000       1999         2000       1999
   ---------------------   --------------------    ---------------------

  $  7,107    $  6,594      $  6,370   $   5,353    $  5,624   $   4,252
       (84)        446          (763)         37        (155)         50

    (7,988)      1,331        (6,837)        245      (1,532)        109
  --------    --------      --------    --------    --------    --------
      (965)      8,371        (1,230)      5,635       3,937       4,411
  --------    --------      --------    --------    --------    --------


    (7,112)     (6,589)       (6,403)     (5,345)     (5,585)     (4,319)
        --          --            --          --          --          --
  --------    --------      --------    --------    --------    --------
    (7,112)     (6,589)       (6,403)     (5,345)     (5,585)     (4,319)
  --------    --------      --------    --------    --------    --------


    72,433      67,844        45,457      57,954     129,749      68,896
     3,024       2,341         2,636       1,828       4,016       2,998
   (77,499)    (64,417)      (57,253)    (37,065)   (108,042)    (51,514)
  --------    --------      --------    --------    --------    --------

    (2,042)      5,768        (9,160)     22,717      25,723      20,380
  --------    --------      --------    --------    --------    --------

        --          --            --          --          --          --
        --          --            --          --          --          --
        --          --            --          --          --          --
  --------    --------      --------    --------    --------    --------
        --          --            --          --          --          --
  --------    --------      --------    --------    --------    --------

    (2,042)      5,768        (9,160)     22,717      25,723      20,380
  --------    --------      --------    --------    --------    --------
   (10,119)      7,550       (16,793)     23,007      24,075      20,472
  --------    --------      --------    --------    --------    --------

   124,657     117,107       100,799      77,792      90,043      69,571
  --------    --------      --------    --------    --------    --------
  $114,538    $124,657      $ 84,006    $100,799    $114,118    $ 90,043
  ========    ========      ========    ========    ========    ========



     7,307       6,668         4,723       5,860      65,437      34,453
       307         231           277         185       2,025       1,501
    (7,878)     (6,354)       (6,040)     (3,752)    (54,553)    (25,754)
  --------    --------      --------    --------    --------    --------
      (264)        545        (1,040)      2,293      12,909      10,200
  --------    --------      --------    --------    --------    --------

        --          --            --          --          --          --
        --          --            --          --          --          --
        --          --            --          --          --          --
  --------    --------      --------    --------    --------    --------
        --          --            --          --          --          --
  --------    --------      --------    --------    --------    --------
      (264)        545        (1,040)      2,293      12,909      10,200
  ========    ========      ========    ========    ========    ========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

          NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
            VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
          BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
------------------
MONEY MARKET FUND
------------------
CLASS A
   2000    $1.00      $0.05        $ --           $(0.05)           $--            $1.00      5.19%  $  264,423      0.18%
   1999     1.00       0.05          --            (0.05)            --             1.00      5.50    1,212,244      0.18
   1998     1.00       0.06          --            (0.06)            --             1.00      5.65      721,035      0.18
   1997     1.00       0.05          --            (0.05)            --             1.00      5.44      369,052      0.16
   1996     1.00       0.06          --            (0.06)            --             1.00      5.98       95,891      0.20
CLASS B
   2000    $1.00      $0.05        $ --           $(0.05)           $--            $1.00      4.87%  $   33,839      0.48%
   1999     1.00       0.05          --            (0.05)            --             1.00      5.18        7,875      0.48
   1998(1)  1.00       0.03          --            (0.03)            --             1.00      5.29        7,383      0.48
   1997     1.00       0.05          --            (0.05)            --             1.00      5.13          770      0.50
   1996     1.00       0.06          --            (0.06)            --             1.00      5.67        6,616      0.50
CLASS C
   2000    $1.00      $0.05        $ --           $(0.05)           $--            $1.00      4.66%  $  179,565      0.68%
   1999     1.00       0.05          --            (0.05)            --             1.00      4.97      132,831      0.68
   1998     1.00       0.05          --            (0.05)            --             1.00      5.12       86,922      0.68
   1997     1.00       0.05          --            (0.05)            --             1.00      4.92       30,528      0.66
   1996(2)  1.00       0.04          --            (0.04)            --             1.00      3.79+       2,460      0.70
SWEEP CLASS
   2000    $1.00      $0.04        $ --           $(0.04)           $--            $1.00      4.40%  $   26,342      0.93%
   1999(3)  1.00       0.02          --            (0.02)            --             1.00      4.56        6,669      0.93
----------------
GOVERNMENT FUND
----------------
CLASS A
   2000    $1.00      $0.05         $ --           $(0.05)           $--            $1.00      5.12% $  206,481      0.20%
   1999     1.00       0.05           --            (0.05)            --             1.00      5.39     204,988      0.20
   1998     1.00       0.05           --            (0.05)            --             1.00      5.52     142,929      0.20
   1997     1.00       0.05           --            (0.05)            --             1.00      5.33     116,373      0.20
   1996(4)  1.00       0.01           --            (0.01)            --             1.00      1.48+     48,762      0.20
CLASS B
   2000    $1.00      $0.05         $ --           $(0.05)           $--            $1.00      4.81% $   64,616      0.50%
   1999     1.00       0.05           --            (0.05)            --             1.00      5.08      34,676      0.50
   1998     1.00       0.05           --            (0.05)            --             1.00      5.21      29,102      0.50
   1997     1.00       0.05           --            (0.05)            --             1.00      5.02      53,144      0.50
   1996(5)  1.00       0.02                         (0.02)            --             1.00      2.39+     14,997      0.50
CLASS C
   2000    $1.00      $0.05         $ --           $(0.05)           $--            $1.00      4.60% $   60,328      0.70%
   1999     1.00       0.05           --            (0.05)            --             1.00      4.87      39,881      0.70
   1998(6)  1.00       0.03           --            (0.03)            --             1.00      5.01      25,341      0.70
CNI CLASS
   2000(7) $1.00      $0.02         $ --           $(0.02)           $--            $1.00      1.57% $       --      0.85%
   1999     1.00       0.05           --            (0.05)            --             1.00      4.71   1,080,385      0.85
   1998     1.00       0.05           --            (0.05)            --             1.00      4.84     908,197      0.85
   1997     1.00       0.05           --            (0.05)            --             1.00      4.69     617,186      0.82
   1996     1.00       0.05           --            (0.05)            --             1.00      5.39     542,936      0.70
SWEEP CLASS
   2000    $1.00      $0.04         $ --           $(0.04)           $--            $1.00      4.34% $   22,547      0.95%
   1999(8)  1.00       0.03           --            (0.03)            --             1.00      4.49       3,248      0.95
-------------------
GOVERNMENT II FUND
-------------------
CLASS A
   2000    $1.00      $0.05         $ --           $(0.05)           $--            $1.00      5.05% $  793,640      0.20%
   1999     1.00       0.05           --            (0.05)            --             1.00      5.33     943,396      0.20
   1998     1.00       0.05           --            (0.05)            --             1.00      5.45     863,427      0.20
   1997     1.00       0.05           --            (0.05)            --             1.00      5.29     762,015      0.20
   1996     1.00       0.06           --            (0.06)            --             1.00      5.83     810,365      0.20
CLASS B
   2000    $1.00      $0.05         $ --           $(0.05)           $--            $1.00      4.74% $   82,771      0.50%
   1999     1.00       0.05           --            (0.05)            --             1.00      5.01      64,838      0.50
   1998     1.00       0.05           --            (0.05)            --             1.00      5.14      31,851      0.50
   1997     1.00       0.05           --            (0.05)            --             1.00      4.98      16,323      0.50
   1996     1.00       0.05           --            (0.05)            --             1.00      5.52      19,678      0.50
CLASS C
   2000    $1.00      $0.04         $ --           $(0.04)           $--            $1.00      4.53% $   44,019      0.70%
   1999     1.00       0.05           --            (0.05)            --             1.00      4.81      50,712      0.70
   1998     1.00       0.05           --            (0.05)            --             1.00      4.93      35,272      0.70
   1997(9)  1.00       0.01           --            (0.01)            --             1.00      4.71       6,359      0.70


---------------------------------------------------------------------------------------------------------------------------

                                          RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
                NET ASSETS    WAIVERS)      WAIVERS)
--------------------------------------------------------------------------------
------------------
MONEY MARKET FUND
------------------
CLASS A
   2000           4.97%        0.65%        4.50%
   1999           5.32         0.64         4.86
   1998           5.51         0.66         5.03
   1997           5.33         0.63         4.86
   1996           5.88         0.45         5.63
CLASS B
   2000           4.91%        0.71%        4.68%
   1999           5.08         0.69         4.87
   1998(1)        5.26         0.72         5.02
   1997           4.96         0.76         4.70
   1996           5.53         0.75         5.28
CLASS C
   2000           4.61%        0.91%        4.38%
   1999           4.84         0.89         4.63
   1998           5.02         0.92         4.78
   1997           4.84         0.92         4.58
   1996(2)        5.17         0.96         4.91
SWEEP CLASS
   2000           4.44%        1.16%        4.21%
   1999(3)        4.36         1.14         4.15
---------------
GOVERNMENT FUND
---------------
CLASS A
   2000           5.00%        0.55%        4.65%
   1999           5.22         0.55         4.87
   1998           5.40         0.56         5.04
   1997           5.22         0.55         4.87
   1996(4)        5.55         0.33         5.42
CLASS B
   2000           4.74%        0.60%        4.64%
   1999           4.92         0.60         4.82
   1998           5.06         0.61         4.95
   1997           4.91         0.62         4.79
   1996(5)        5.27         0.63         5.14
CLASS C
   2000           4.53%        0.80%        4.43%
   1999           4.70         0.80         4.60
   1998(6)        4.94         0.81         4.83
CNI CLASS
   2000(7)        4.05%        1.05%        3.85%
   1999           4.59         1.05         4.39
   1998           4.75         1.06         4.54
   1997           4.59         1.03         4.38
   1996           5.23         0.84         5.09
SWEEP CLASS
   2000           4.42%        1.05%        4.32%
   1999(8)        4.37         1.05         4.27
------------------
GOVERNMENT II FUND
------------------
CLASS A
   2000           4.93%        0.49%        4.64%
   1999           5.20         0.50         4.90
   1998           5.32         0.51         5.01
   1997           5.17         0.45         4.92
   1996           5.69         0.29         5.60
CLASS B
   2000           4.65%        0.54%        4.61%
   1999           4.86         0.55         4.81
   1998           5.02         0.56         4.96
   1997           4.87         0.56         4.81
   1996           5.41         0.59         5.32
CLASS C
   2000           4.40%        0.74%        4.36%
   1999           4.70         0.75         4.65
   1998           4.82         0.76         4.76
   1997(9)        4.69         0.75         4.64

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
32







---------------------------------------------------------------------------------------------------------------------------

          NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
            VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
          BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2000    $1.00      $0.05        $ --          $(0.05)           $--              $1.00      5.25%    $5,486,642    0.20%
   1999     1.00       0.05          --           (0.05)            --               1.00      5.48      4,482,676    0.20
   1998     1.00       0.05          --           (0.05)            --               1.00      5.59      3,247,562    0.20
   1997     1.00       0.05          --           (0.05)            --               1.00      5.38      2,626,360    0.20
   1996     1.00       0.06          --           (0.06)            --               1.00      5.96      2,441,662    0.20
CLASS B
   2000    $1.00      $0.05        $ --          $(0.05)           $--              $1.00      4.93%    $  347,215    0.50%
   1999     1.00       0.05          --           (0.05)            --               1.00      5.16        229,361    0.50
   1998     1.00       0.05          --           (0.05)            --               1.00      5.27        186,572    0.50
   1997     1.00       0.05          --           (0.05)            --               1.00      5.07        146,267    0.50
   1996     1.00       0.06          --           (0.06)            --               1.00      5.65        174,779    0.50
CLASS C
   2000    $1.00      $0.05        $ --          $(0.05)           $--              $1.00      4.72%    $  501,789    0.70%
   1999     1.00       0.05          --           (0.05)            --               1.00      4.96        351,881    0.70
   1998     1.00       0.05          --           (0.05)            --               1.00      5.06        207,908    0.70
   1997(10) 1.00       0.04          --           (0.04)            --               1.00      4.85          4,332    0.70
   1995(11) 1.00       0.03          --           (0.03)            --               1.00      2.55+            --    0.70
SWEEP CLASS
   2000    $1.00      $0.04        $ --          $(0.04)           $--              $1.00      4.46%    $   14,423    0.95%
   1999(12) 1.00       0.03          --           (0.03)            --               1.00      4.61          5,645    0.95
--------------
TREASURY FUND
--------------
CLASS A
   2000    $1.00      $0.05        $ --          $(0.05)           $--              $1.00      4.93%    $  196,282    0.20%
   1999     1.00       0.05          --           (0.05)            --               1.00      5.28        269,680    0.20
   1998     1.00       0.05          --           (0.05)            --               1.00      5.49        187,790    0.20
   1997     1.00       0.05          --           (0.05)            --               1.00      5.32         67,924    0.20
   1996     1.00       0.06          --           (0.06)            --               1.00      5.89         54,820    0.20
CLASS B
   2000    $1.00      $0.05        $ --          $(0.05)           $--              $1.00      4.62%    $  159,042    0.50%
   1999     1.00       0.05          --           (0.05)            --               1.00      4.97         96,074    0.50
   1998(13) 1.00       0.03          --           (0.03)            --               1.00      5.18         68,089    0.50
CLASS C
   2000    $1.00      $0.04        $ --          $(0.04)           $--              $1.00      4.41%    $  115,471    0.70%
   1999     1.00       0.05          --           (0.05)            --               1.00      4.76        103,643    0.70
   1998     1.00       0.05          --           (0.05)            --               1.00      4.96         53,768    0.70
   1997     1.00       0.05          --           (0.05)            --               1.00      4.80         24,904    0.70
   1996(14) 1.00       0.03          --           (0.03)            --               1.00      2.68+        14,691    0.70
SWEEP CLASS
   2000    $1.00      $0.04        $ --          $(0.04)           $--              $1.00      4.15%    $   82,785    0.95%
   1999     1.00       0.04          --           (0.04)            --               1.00      4.50         72,368    0.95
   1998(15) 1.00       0.02          --           (0.02)            --               1.00      4.74         69,066    0.95




                                          RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
                NET ASSETS    WAIVERS)      WAIVERS)
--------------------------------------------------------------------------------
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2000            5.16%        0.49%        4.87%
   1999            5.32         0.50         5.02
   1998            5.46         0.51         5.15
   1997            5.26         0.45         5.01
   1996            5.82         0.29         5.73
CLASS B
   2000            4.84%        0.54%        4.80%
   1999            5.04         0.55         4.99
   1998            5.16         0.56         5.10
   1997            4.95         0.56         4.89
   1996            5.38         0.58         5.30
CLASS C
   2000            4.68%        0.74%        4.64%
   1999            4.82         0.75         4.77
   1998            5.02         0.76         4.96
   1997(10)        4.79         0.74         4.75
   1995(11)        2.79         0.77         2.72
SWEEP CLASS
   2000            4.49%        0.99%        4.45%
   1999(12)        4.35         1.00         4.30
--------------
TREASURY FUND
--------------
CLASS A
   2000            4.77%        0.56%        4.41%
   1999            5.14         0.57         4.77
   1998            5.36         0.59         4.97
   1997            5.19         0.60         4.79
   1996            5.72         0.36         5.56
CLASS B
   2000            4.55%        0.61%        4.44%
   1999            4.86         0.62         4.74
   1998(13)        5.13         0.64         4.99
CLASS C
   2000            4.34%        0.81%        4.23%
   1999            4.62         0.82         4.50
   1998            4.86         0.84         4.72
   1997            4.70         0.90         4.50
   1996(14)        5.12         0.87         4.95
SWEEP CLASS
   2000            4.08%        1.06%        3.97%
   1999            4.40         1.07         4.28
   1998(15)        4.71         1.08         4.58



 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

 1 MONEY  MARKET  CLASS B  SHARES  WERE  FULLY  LIQUIDATED  MARCH  12,  1997 AND
   RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995.  ALL RATIOS
   FOR THAT PERIOD HAVE BEEN  ANNUALIZED.
 3 MONEY  MARKET SWEEP CLASS SHARES WERE OFFERED  BEGINNING  JULY 15, 1998.  ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 GOVERNMENT  CLASS A SHARES WERE  RE-OFFERED  BEGINNING  OCTOBER 27, 1995. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN  ANNUALIZED.
 5 GOVERNMENT CLASS B SHARES WERE OFFERED  BEGINNING  AUGUST  22,  1995.  ALL
   RATIOS  FOR THAT  PERIOD HAVE BEEN ANNUALIZED.
 6 GOVERNMENT  CLASS C SHARES WERE OFFERED  BEGINNING JULY 1, 1997. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

 7 GOVERNMENT  CNI CLASS SHARES WERE FULLY  LIQUIDATED  JUNE 21, 1999. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN  ANNUALIZED.
 8 GOVERNMENT  SWEEP CLASS SHARES WERE OFFERED  BEGINNING  JUNE 4, 1998.  ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

 9 GOVERNMENT II CLASS C SHARES WERE OFFERED  BEGINNING  NOVEMBER 27, 1996.  ALL
   RATIOS  AND  TOTAL  RETURN  FOR  THAT  PERIOD  HAVE  BEEN  ANNUALIZED.
10 PRIME OBLIGATION  CLASS C SHARES WERE RE-OFFERED  BEGINNING APRIL 30, 1996.
   ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION SWEEP CLASS SHARES WERE OFFERED  BEGINNING MAY 18, 1998.
   ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN  ANNUALIZED.
13 TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN  ANNUALIZED.
14 TREASURY  CLASS C SHARES WERE  OFFERED  BEGINNING  JULY 27,  1995.  ALL
   RATIOS FOR THAT  PERIOD HAVE BEEN ANNUALIZED.
15 TREASURY  SWEEP CLASS  SHARES WERE OFFERED  BEGINNING  AUGUST 1,
   1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (concluded)
---------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


          NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
            VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
          BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
----------------
TREASURY II FUND
----------------
CLASS A
   2000  $ 1.00      $0.05        $  --           $(0.05)         $   --           $ 1.00     4.60%     $379,179      0.25%
   1999    1.00       0.05           --            (0.05)             --             1.00     4.86       451,738      0.25
   1998    1.00       0.05           --            (0.05)             --             1.00     5.20       748,061      0.25
   1997    1.00       0.05           --            (0.05)             --             1.00     5.07       780,718      0.25
   1996    1.00       0.05           --            (0.05)             --             1.00     5.58       418,250      0.25
CLASS B
   2000  $ 1.00      $0.04        $  --           $(0.04)         $   --           $ 1.00     4.30%     $ 75,755      0.55%
   1999    1.00       0.04           --            (0.04)             --             1.00     4.55       137,577      0.55
   1998    1.00       0.05           --            (0.05)             --             1.00     4.88        69,572      0.55
   1997    1.00       0.05           --            (0.05)             --             1.00     4.76        54,148      0.55
   1996    1.00       0.05           --            (0.05)             --             1.00     5.27        26,447      0.55
CLASS C
   2000  $ 1.00      $0.04        $  --           $(0.04)         $   --           $ 1.00     4.08%     $ 34,405      0.75%
   1999    1.00       0.04           --            (0.04)             --             1.00     4.34        19,361      0.75
   1998    1.00       0.05           --            (0.05)             --             1.00     4.67        11,843      0.75
   1997    1.00       0.04           --            (0.04)             --             1.00     4.55         4,528      0.75
   1996(1) 1.00       0.04           --            (0.04)             --             1.00     3.64+        3,935      0.75
-------------------------------
SHORT-DURATION GOVERNMENT FUND
-------------------------------
CLASS A
   2000  $10.16      $0.51       $(0.29)          $(0.51)         $   --           $ 9.87     2.22%     $ 97,545      0.45%
   1999   10.06       0.54         0.10            (0.54)             --            10.16     6.49        99,047      0.45
   1998    9.95       0.59         0.11            (0.59)             --            10.06     7.23        81,014      0.45
   1997   10.09       0.57        (0.12)           (0.59)             --             9.95     4.62        73,545      0.45
   1996    9.73       0.61         0.36            (0.61)             --            10.09    10.27        73,431      0.45
CLASS B
   2000  $10.15      $0.48       $(0.29)          $(0.48)         $   --           $ 9.86     1.90%     $     14      0.75%
   1999   10.04       0.51         0.11            (0.51)             --            10.15     6.28            14      0.75
   1998    9.94       0.56         0.10            (0.56)             --            10.04     6.82            13      0.75
   1997   10.07       0.55        (0.12)           (0.56)             --             9.94     4.40            13      0.75
   1996    9.71       0.58         0.36            (0.58)             --            10.07     9.94            39      0.75
--------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------
CLASS A
   2000  $10.24      $0.54       $(0.62)          $(0.54)         $   --           $ 9.62    (0.77)%    $114,538      0.50%
   1999   10.07       0.56         0.17            (0.56)             --            10.24     7.46       124,657      0.50
   1998    9.78       0.58         0.29            (0.58)             --            10.07     9.15       117,107      0.50
   1997   10.06       0.55        (0.28)           (0.55)             --             9.78     2.81       133,675      0.49
   1996    9.33       0.60         0.73            (0.60)             --            10.06    14.60       164,978      0.45
----------
GNMA FUND
----------
CLASS A
   2000  $ 9.91      $0.60       $(0.71)          $(0.60)         $   --           $ 9.20    (1.18)%    $ 84,006      0.60%
   1999    9.87       0.61         0.04            (0.61)             --             9.91     6.76       100,799      0.60
   1998    9.63       0.64         0.24            (0.64)             --             9.87     9.52        77,792      0.60
   1997    9.84       0.65        (0.21)           (0.65)             --             9.63     4.70       101,887      0.57
   1996    9.17       0.67         0.67            (0.67)             --             9.84    15.06       136,394      0.49
----------------------------
CORPORATE DAILY INCOME FUND
----------------------------
CLASS A
   2000  $ 2.00      $0.10       $(0.03)          $(0.10)         $   --           $ 1.97     3.77%     $114,118      0.35%
   1999    2.00       0.11           --            (0.11)             --             2.00     5.61        90,043      0.35
   1998    1.99       0.11         0.01            (0.11)             --             2.00     6.29        69,571      0.35
   1997    2.00       0.11        (0.01)           (0.11)             --             1.99     5.21        55,783      0.36
   1996    1.96       0.12         0.05            (0.12)          (0.01)            2.00     8.65        48,539      0.35



                                          RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS       PORTFOLIO
               TO AVERAGE   (EXCLUDING    (EXCLUDING        TURNOVER
                NET ASSETS    WAIVERS)      WAIVERS)          RATE
----------------------------------------------------------------------
-----------------
TREASURY II FUND
-----------------
CLASS A
   2000              4.49%       0.54%       4.20%              --
   1999              4.81        0.55        4.51               --
   1998              5.08        0.56        4.77               --
   1997              4.96        0.52        4.69               --
   1996              5.44        0.34        5.35               --
CLASS B
   2000              4.23%       0.59%       4.19%              --
   1999              4.36        0.60        4.31               --
   1998              4.78        0.61        4.72               --
   1997              4.65        0.63        4.57               --
   1996              5.18        0.64        5.09               --
CLASS C
   2000              4.06%       0.79%       4.02%              --
   1999              4.21        0.80        4.16               --
   1998              4.58        0.81        4.52               --
   1997              4.45        0.82        4.38               --
   1996(1)           4.85        0.84        4.76               --
-------------------------------
SHORT-DURATION GOVERNMENT FUND
-------------------------------
CLASS A
   2000              5.08%       0.74%       4.79%             102%
   1999              5.31        0.72        5.04               90
   1998              5.91        0.76        5.60              166
   1997              5.72        0.70        5.47              145
   1996              6.13        0.53        6.05              184
CLASS B
   2000              4.79%       0.79%       4.75%             102%
   1999              5.02        0.77        5.00               90
   1998              5.61        0.81        5.55              166
   1997              5.49        0.82        5.42              145
   1996              5.85        0.83        5.77              184
--------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------
CLASS A
   2000              5.47%       0.73%       5.24%              31%
   1999              5.54        0.76        5.28               21
   1998              5.85        0.76        5.59               57
   1997              5.59        0.69        5.39               94
   1996              6.12        0.53        6.04              115
----------
GNMA FUND
----------
CLASS A
   2000              6.21%       0.71%       6.10%              29%
   1999              6.14        0.72        6.02               27
   1998              6.65        0.75        6.50                4
   1997              6.76        0.68        6.65               12
   1996              7.04        0.51        7.02               20
----------------------------
CORPORATE DAILY INCOME FUND
----------------------------
CLASS A
   2000              5.27%       0.74%       4.88%              71%
   1999              5.38        0.76        4.97               48
   1998              5.61        0.76        5.20              108
   1997              5.49        0.73        5.12              141
   1996              5.97        0.55        5.77              295

 1  TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST-- JANUARY 31, 2000

1.    ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund (formerly the Short-Term Government Fund), the Intermediate-Duration Government Fund (formerly the Intermediate-Term Government Fund), the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities, of which there were none on January 31, 2000, for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended January 31, 2000:

                                                                  UNDISTRIBUTED
                                          ACCUMULATED            NET INVESTMENT
                 PAID-IN-CAPITAL          REALIZED GAIN              INCOME
   FUNDS              (000)                   (000)                   (000)
   ------        ---------------          --------------         ---------------
Prime Obligation       $--                  $(27)                      $27
Corporate Daily Income   1                    (1)                       --

     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

     Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES

SEI  Investments   Fund  Management   (the   "Manager")   provides   management,
administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

                MONEY                        PRIME
               MARKET   GOV'T   GOV'T II  OBLIGATION  TREASURY  TREASURY II
               ------   ----    --------- ----------  --------  -----------
Class A         .18%    .20%      .20%      .20%        .20%      .25%
Class B         .48%    .50%      .50%      .50%        .50%      .55%
Class C         .68%    .70%      .70%      .70%        .70%      .75%
CNI Class         --    .85%       --        --          --        --
Sweep Class     .93%    .95%       --       .95%        .95%       --

            SHORT-     INTERMEDIATE            CORPORATE
           DURATION     DURATION                 DAILY
             GOV'T       GOV'T       GNMA       INCOME
             --------  ---------     ------     -------
Class A       .45%       .50%        .60%        .35%
Class B       .75%        --          --          --

     In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class

--------------------------------------------------------------------------------

A, Class B, Class C, CNI Class and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
     The Money Market, Government, Prime Obligation and Treasury Sweep Classes and the Government Fund CNI Class shares have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to CNI Class and Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate CNI Class and Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

5.    INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 2000, were as follows for the "Fixed Income Funds":

                                  INTER-
                         SHORT-  MEDIATE-
                        DURATION DURATION            CORPORATE
                         GOVERN-  GOVERN-              DAILY
                          MENT     MENT      GNMA      INCOME
                          (000)    (000)     (000)      (000)
                        --------  --------  --------  --------
PURCHASES
  U.S. Government       $102,603  $36,852    $28,954   $12,794
  Other                       --       --        --     25,664
SALES
  U.S. Government        $96,007  $38,935    $35,204   $13,348
  Other                       --       --        --     26,980

     At January 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at January 31, 2000 for each Fixed Income Fund is as follows:

                    SHORT-     INTERMEDIATE-          CORPORATE
                   DURATION      DURATION               DAILY
                  GOVERNMENT    GOVERNMENT     GNMA    INCOME
                     (000)         (000)      (000)     (000)
                   ----------   ----------   -------   -------
Aggregate gross
  unrealized gain   $    --     $    33     $   212    $   14
Aggregate gross
  unrealized loss    (1,922)     (4,250)     (5,065)    (1,184)
                    --------    --------    -------    -------
Net unrealized loss $(1,922)    $(4,217)    $(4,853)   $(1,170)
                    =======     =======     =======    =======

6. CAPITAL LOSS CARRYFORWARDS

At January 31, 2000, the following funds have Capital loss carryforwards:

                                            EXPIRATION
                                   AMOUNT      DATE
                                  --------    -------
Money Market                     $  31,704   01/31/2006
                                     4,480   01/31/2008
Government                          24,439   01/31/2006
Government II                       21,701   01/31/2003
                                    74,842   01/31/2005
                                    38,015   01/31/2006
Treasury                             6,160   01/31/2006
                                     1,976   01/31/2008
Treasury II                         43,414   01/31/2005
                                   192,331   01/31/2006
Short-Duration Government          548,703   01/31/2004
Intermediate-Duration
    Government                   1,651,925   01/31/2003
                                 3,199,945   01/31/2004
                                   698,427   01/31/2006
GNMA                             5,175,951   01/31/2003
                                 6,472,568   01/31/2004
                                   414,209   01/31/2005
                                   237,677   01/31/2006
                                   108,755   01/31/2008
Corporate Daily                     60,424   01/31/2008

     During the fiscal year ended January 31, 2000, the following funds have utilized capital loss carryforwards:

                                         AMOUNT
                                     ----------------
Government                              $ 37,526
Government II                             49,953
Prime Obligation                         138,422
Treasury II                               22,848
Short-Duration Government                 60,953
Intermediate-Duration Government           3,156

     Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 2000.

                              POST OCTOBER 31, 1999 LOSSES
                              ----------------------------
Government                              $    647
Government II                                825
Treasury                                     612
Treasury II                                  148
Short-Duration Government                316,655
Intermediate-Duration Government         124,131
GNMA                                     669,312
Corporate Daily Income                    93,886

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2000

7.    LINE OF CREDIT

The Fixed Income Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings and may not exceed 10% of the Funds' total assets. During the year ended January 31, 2000, no borrowings were made from this line of credit.

8.    IN-KIND REDEMPTION

On June 21, 1999, CNI Class Shareholder liquidated its full position of 1,216,198,940 shares in the Government Fund CNI Class and received a portion of its redemption through the transfer of securities (In-Kind) for a value of $1,207,977,763 with the remainder in cash of $8,221,177.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of SEI Daily Income Trust (the "Trust") as of January 31, 2000, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of SEI Daily Income Trust as of January 31, 2000, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
March 10, 2000

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
JANUARY 31, 2000 (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

To the Shareholders of the SEI Daily Income Trust:

      For the fiscal year ended January 31, 2000, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                  (A)               (B)              (C)
                               LONG TERM         MID TERM         ORDINARY            (D)                                 (F)
                             CAPITAL GAINS     CAPITAL GAINS       INCOME            TOTAL               (E)              TAX
                             DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS       QUALIFYING         EXEMPT
            FUND              (TAX BASIS)       (TAX BASIS)      (TAX BASIS)      (TAX BASIS)       DIVIDENDS (1)      INTEREST
            ----           ----------------   ---------------   -------------   --------------     --------------    -------------
Money Market                      0%                0%              100%             100%                0%               0%
Government                        0%                0%              100%             100%                0%               0%
Government II                     0%                0%              100%             100%                0%               0%
Prime Obligation                  0%                0%              100%             100%                0%               0%
Treasury                          0%                0%              100%             100%                0%               0%
Treasury II                       0%                0%              100%             100%                0%               0%
Short-Duration
   Government                     0%                0%              100%             100%                0%               0%
Intermediate-Duration
   Government                     0%                0%              100%             100%                0%               0%
GNMA                              0%                0%              100%             100%                0%               0%
Corporate Daily Income            0%                0%              100%             100%                0%               0%

   Items (A), (B) and (C) are based on a percentage of the funds' total distributions.
 * Items (E) and (F) are based on a percentage of ordinary income distribution of the fund.
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Please consult your tax adviser for proper treatment of this information.

                                                           NOTES

                                                           NOTES

                                                           NOTES

------------------------
SEI Daily Income Trust
------------------------
ANNUAL REPORT
------------------------
JANUARY 31, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800 [BULLET]342[BULLET]5734

[SEI LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100

800-DIAL-SEI/800-342-5734

SEI-F-022-10